                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
                         Certified Shareholder Report of
                   Registered Management Investment Companies

                                    811-7129

                      (Investment Company Act File Number)

                     Federated Managed Allocation Portfolios
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 11/30/06

               Date of Reporting Period: Six months ended 5/31/06
                                     ------------------------

Item 1.     Reports to Stockholders

Federated
World-Class Investment Manager

Federated Balanced Allocation Fund

Established 2005

A Portfolio of Federated Managed Allocation Portfolios

1ST SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2006

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout the Period)

	Period Ended (unaudited)
	5/31/2006	[1]
Net Asset Value, Beginning of Period	$10.00
Income From Investment Operations:
Net investment income	0.02
Net unrealized loss on investments	(0.10)
TOTAL FROM INVESTMENT OPERATIONS	(0.08)
Net Asset Value, End of Period	$9.92
Total Return [2]	(0.80)%

Ratios to Average Net Assets:
Net expenses	0.27	% [3]
Net investment income	1.08	% [3]
Expense waiver/reimbursement [4]	5.97	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$7,258
Portfolio turnover	0%

1 Reflects operations for the period from December 23, 2005 (date of initial public investment) to May 31, 2006.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout the Period)

	Period Ended (unaudited)
	5/31/2006	[1]
Net Asset Value, Beginning of Period	$10.00
Income From Investment Operations:
Net investment income	0.01
Net unrealized loss on investments	(0.10)
TOTAL FROM INVESTMENT OPERATIONS	(0.09)
Net Asset Value, End of Period	$9.91
Total Return [2]	(0.90)%

Ratios to Average Net Assets:
Net expenses	1.02	% [3]
Net investment income	0.33	% [3]
Expense waiver/reimbursement [4]	5.97	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$6,874
Portfolio turnover	0%

1 Reflects operations for the period from December 23, 2005 (date of initial public investment) to May 31, 2006.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout the Period)

	Period Ended (unaudited)
	5/31/2006	[1]
Net Asset Value, Beginning of Period	$10.00
Income From Investment Operations:
Net investment income	0.01
Net unrealized loss on investments	(0.10)
TOTAL FROM INVESTMENT OPERATIONS	(0.09)
Net Asset Value, End of Period	$9.91
Total Return [2]	(0.90)%

Ratios to Average Net Assets:
Net expenses	1.02	% [3]
Net investment income	0.33	% [3]
Expense waiver/reimbursement [4]	5.97	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$2,127
Portfolio turnover	0%

1 Reflects operations for the period from December 23, 2005 (date of initial public investment) to May 31, 2006.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2005 1 to May 31, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 12/1/2005	Ending Account Value 5/31/2006	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$ 992.00	$1.18
Class B Shares	$1,000	$ 991.00	$4.45
Class C Shares	$1,000	$ 991.00	$4.45
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,023.59	$1.36
Class B Shares	$1,000	$1,019.85	$5.14
Class C Shares	$1,000	$1,019.85	$5.14

1 "Actual" expense information for the Fund's Class A Shares, Class B Shares, and Class C Shares is for the period from December 23, 2005, (date of initial public investment) to May 31, 2006. Actual expenses are equal to the annualized net expense ratio of the respective Share Class, multiplied by 160/365 (to reflect the period from initial public investment to May 31, 2006). "Hypothetical" expense information for Class A Shares, Class B Shares, and Class C Shares is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 182/365 (to reflect the full half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.27%
Class B Shares	1.02%
Class C Shares	1.02%

Portfolio of Investments Summary Table

At May 31, 2006, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Federated American Leaders Fund, Inc.	24.5%
Federated Kaufmann Fund	24.5%
Federated Capital Appreciation Fund	24.5%
Federated Intermediate Corporate Bond Fund	24.3%
Cash Equivalents [2]	2.2%
Other Assets and Liabilities--Net [3]	0.0%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the underlying funds in which the Fund invests.

2 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

3 Assets, other than investment in securities, less liabilities. See Statement of Assets and Liabilities. Represents less than 0.01%.

Portfolio of Investments

May 31, 2006 (unaudited)

Shares or Principal Amount		Value
	MUTUAL FUNDS--97.8% [1]
167,975	Federated American Leaders Fund, Inc., Class A	$3,982,680
156,224	Federated Capital Appreciation Fund, Class A	3,988,384
403,756	Federated Intermediate Corporate Bond Fund, Class IS	3,948,738
688,554	Federated Kaufmann Fund, Class A	3,986,730
	TOTAL MUTUAL FUNDS (IDENTIFIED COST $16,207,000)	15,906,532
	REPURCHASE AGREEMENT--2.2%
$351,000	Interest in $3,100,000,000 joint repurchase agreement 5.05%, dated 5/31/2006 under which UBS Securities LLC will repurchase a U.S. Treasury security and U.S. Government Agency securities with various maturities to 5/25/2036 for $3,100,434,861 on 6/1/2006. The market value of the underlying securities at the end of the period was $3,177,005,067 (AT COST).	351,000
	TOTAL INVESTMENTS--100.0% (IDENTIFIED COST $16,558,000) [2]	16,257,532
	OTHER ASSETS AND LIABILITIES - NET--0.0%	1,126
	TOTAL NET ASSETS--100%	$16,258,658

1 Affiliated companies.

2 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2006.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2006 (unaudited)

Assets:
Total investments in securities, at value including $15,906,532 of investments in affiliated issuers (Note 5) (identified cost $16,558,000)		$16,257,532
Cash		36
Income receivable		15,349
Receivable for shares sold		302,997
TOTAL ASSETS		16,575,914
Liabilities:
Payable for investments purchased	$261,000
Payable for shares redeemed	14,592
Payable for transfer and dividend disbursing agent fees and expenses	27,588
Payable for distribution services fee (Note 5)	4,886
Payable for shareholder services fee (Note 5)	926
Accrued expenses	8,264
TOTAL LIABILITIES		317,256
Net assets for 1,639,681 shares outstanding		$16,258,658
Net Assets Consist of:
Paid-in capital		$16,535,542
Net unrealized depreciation of investments		(300,468)
Undistributed net investment income		23,584
TOTAL NET ASSETS		$16,258,658
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($7,257,649 ÷ 731,822 shares outstanding), no par value, unlimited shares authorized		$ 9.92
Offering price per share (100/94.50 of $9.92) [1]		$10.50
Redemption proceeds per share		$ 9.92
Class B Shares:
Net asset value per share ($6,873,709 ÷ 693,291 shares outstanding), no par value, unlimited shares authorized		$ 9.91
Offering price per share		$ 9.91
Redemption proceeds per share (94.50/100 of $9.91) [1]		$ 9.36
Class C Shares:
Net asset value per share ($2,127,300 ÷ 214,568 shares outstanding), no par value, unlimited shares authorized		$ 9.91
Offering price per share (100/99.00 of $9.91) [1]		$10.01
Redemption proceeds per share (99.00/100 of $9.91) [1]		$ 9.81

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Period Ended May 31, 2006 (unaudited) 1

Investment Income:
Dividends received from affiliated issuers (Note 5)			$44,195
Interest			3,826
TOTAL INCOME			48,021
Expenses:
Administrative personnel and services fee (Note 5)		$100,822
Custodian fees		2,849
Transfer and dividend disbursing agent fees and expenses		29,744
Auditing fees		7,825
Legal fees		2,572
Portfolio accounting fees		26,425
Distribution services fee--Class B Shares (Note 5)		11,125
Distribution services fee--Class C Shares (Note 5)		3,583
Shareholder services fee--Class A Shares (Note 5)		3,935
Shareholder services fee--Class B Shares (Note 5)		3,709
Shareholder services fee--Class C Shares (Note 5)		1,194
Share registration costs		27,332
Printing and postage		8,203
Insurance premiums		4,003
Miscellaneous		2,531
TOTAL EXPENSES		235,852
Waivers and Reimbursement (Note 5):
Waiver of administrative personnel and services fee	$(100,822)
Reimbursement of other operating expenses	(110,593)
TOTAL WAIVERS AND REIMBURSEMENT		(211,415)
Net expenses			24,437
Net investment income			23,584
Unrealized Loss on Investments:
Net change in unrealized depreciation of investments			(300,468)
Change in net assets resulting from operations			$(276,884)

1 Reflects operations for the period from December 23, 2005 (date of initial public investment) to May 31, 2006.

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Period Ended (unaudited) 5/31/2006 [1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$23,584
Net change in unrealized depreciation of investments	(300,468)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(276,884)
Share Transactions:
Proceeds from sale of shares	17,372,931
Cost of shares redeemed	(837,389)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	16,535,542
Change in net assets	16,258,658
Net Assets:
Beginning of period	--
End of period (including undistributed net investment income of $23,584)	$16,258,658

1 Reflects operations for the period from December 23, 2005 (date of initial public investment) to May 31, 2006.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2006 (unaudited)

1. ORGANIZATION

Federated Managed Allocation Portfolios (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Balanced Allocation Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A Shares, Class B Shares, and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values fixed income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For U.S. Treasury and agency securities, prices furnished by an independent pricing service are intended to be indicative of the bid prices currently offered to institutional investors for the securities. Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Prices furnished by an independent pricing service for municipal bonds are intended to be indicative of the bid prices currently offered to institutional investors for the securities. For other fixed-income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Pursuant to section 12(d)(1)(g) of the Act, the Fund may also invest in the following open-end management companies (Fund Investments), registered under the Act which are managed by Federated Equity Management Company of Pennsylvania or its affiliates.

Fund	Investment Objective
Federated American Leaders Fund, Inc., Class A Shares (American Leaders)	To seek growth of capital and income.
Federated Capital Appreciation Fund, Class A Shares (Capital Appreciation)	To provide capital appreciation.
Federated Intermediate Corporate Bond Fund, IS Shares (Intermediate Corporate Bond)	To provide current income.
Federated Kaufmann Fund, Class A Shares (Kaufmann)	To provide capital appreciation.

Income distributions from Americans Leaders are declared and paid quarterly. Income distributions from Intermediate Corporate Bond are declared daily and paid monthly. Income distributions from Capital Appreciation and Kaufmann are declared and paid annually. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of the Fund Investments, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. The performance of the Fund is directly affected by the performance of the Fund Investments. A copy of each Fund Investment's financial statements is available on the EDGAR Database on the Securities and Exchange Commission's (SEC) website at www.sec.gov, at the Commission's public reference room in Washington, DC, or upon request from the Fund by calling 1-800-341-7400.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Period Ended May 31	2006 [1]
Class A Shares:	Shares	Amount
Shares sold	748,553	$7,543,343
Shares redeemed	(16,731)	(169,803)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	731,822	$7,373,540

Period Ended May 31	2006 [1]
Class B Shares:	Shares	Amount
Shares sold	756,965	$7,636,840
Shares redeemed	(63,674)	(635,307)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	693,291	$7,001,533

Period Ended May 31	2006 [1]
Class C Shares:	Shares	Amount
Shares sold	217,754	$2,192,748
Shares redeemed	(3,186)	(32,279)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	214,568	$2,160,469
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,639,681	$16,535,542

1 Reflects operations for the period from December 23, 2005 (date of initial public investment) to May 31, 2006.

4. FEDERAL TAX INFORMATION

At May 31, 2006, the cost of investments for federal tax purposes was $16,558,000. The unrealized depreciation of investments for federal tax purposes was $300,468.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the "Adviser"), subject to the direction of the Trustees. The Adviser provides investment adviser services at no fee. The Adviser may voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this reimbursement at any time at its sole discretion. For the period ended May 31, 2006, the Adviser voluntarily reimbursed $102,751 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the period ended May 31, 2006, FAS voluntarily waived its entire fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the period ended May 31, 2006, FSC retained $1,745 of fees paid by the Fund. For the period ended May 31, 2006, Class A Shares did not incur a distribution services fee.

The Fund may invest in other funds distributed by FSC under the Plan. FSC has agreed to reimburse the Fund for certain distribution fees received by FSC as a result of these transactions. For the period ended May 31, 2006, FSC voluntarily reimbursed $1,718 of its fee.

Sales Charges

For the six months ended May 31, 2006, FSC, the principal distributor, retained $26,357 in sales charges from the sale of Class A Shares. FSC also retained $82 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of average daily net assets of the Fund's Class A Shares, Class B Shares, and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the period ended May 31, 2006, FSSC did not receive any fees paid by the Fund.

The Fund may invest in other funds serviced by FSSC under this Agreement. FSSC has agreed to reimburse the Fund for certain shareholder services fees received by FSSC as a result of these transactions. For the period ended May 31, 2006, FSSC voluntarily reimbursed $6,124 of its fee.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other mutual funds. For the period ended May 31, 2006, the Adviser was not required to reimburse any investment adviser fees. Transactions with affiliated companies during the period ended May 31, 2006 are as follows:

Affiliates	Balance of Shares Held at 12/23/2005	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 5/31/2006	Value at 5/31/2006	Dividend Income
Federated American Leaders Fund, Inc.	--	167,975	--	167,975	$ 3,982,680	$4,110
Federated Capital Appreciation Fund	--	156,224	--	156,224	$ 3,988,384	--
Federated Intermediate Corporate Bond Fund	--	403,756	--	403,756	$ 3,948,738	$40,085
Federated Kaufmann Fund	--	688,554	--	688,554	$ 3,986,730	--
TOTAL OF AFFILIATED TRANSACTIONS	--	1,416,509	--	1,416,509	$ 15,906,532	$44,195

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the period ended May 31, 2006, were as follows:

Purchases	$1,416,509
Sales	$--

7. CONCENTRATION OF CREDIT RISK

The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. The economic developments within a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an effect on the liquidity and volatility of the portfolio securities.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Evaluation and Approval of Advisory Contract

FEDERATED BALANCED ALLOCATION FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. Because the Fund did not yet have a meaningful operating history, the Board's decision to approve the contract reflects the exercise of its business judgment primarily on whether to authorize the continued offering of this new investment vehicle, as originally proposed by, and based on information previously provided by, the Federated organization, and based on Federated's recommendation to go forward with the Fund.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

The Board also considered the anticipated compensation and benefits to be received by the Adviser. This includes fees to be received for services provided to the Fund by other entities in the Federated organization and research services that may be received by the Adviser from brokers that execute fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in working with Federated on matters relating to other Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. The Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the nature, quality and extent of the advisory and other services to be provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's anticipated investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund will compete. In this regard, the Senior Officer also reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the fees charged by other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

It was recognized that the factors mentioned above relating to such matters as any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund, are essentially impossible to apply before the Fund has experienced any meaningful operating history. Nevertheless, in connection with the Board's governance of other Federated funds, it should be noted that the Board regularly receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the other Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades, as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses and have indicated to the Board their intention to do so in the future, where appropriate.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. As noted, not all of the factors and considerations identified above were relevant to the Fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that, based upon the information previously requested and supplied, Federated's proposal to establish and manage the Fund, and its past performance and actions in providing services to other mutual funds, provide a satisfactory basis to support the business decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314212887
Cusip 314212879
Cusip 314212861

35115 (7/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Conservative Allocation Fund

A Portfolio of Federated Managed Allocation Portfolios

SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2006

Institutional Shares
Select Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights-Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2006		2005	2004	2003	2002		2001
Net Asset Value, Beginning of Period	$11.04		$10.91	$10.50	$9.70	$10.22		$11.19
Income From Investment Operations:
Net investment income	0.16		0.26	0.24	0.24 [1]	0.31	[2]	0.35
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	(0.01)		0.14	0.48	0.81	(0.57	) [2]	(0.43)
TOTAL FROM INVESTMENT OPERATIONS	0.15		0.40	0.72	1.05	(0.26)		(0.08)
Less Distributions:
Distributions from net investment income	(0.14)		(0.27)	(0.31)	(0.25)	(0.26)		(0.37)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	--		--	--	--	--		(0.52)
TOTAL DISTRIBUTIONS	(0.14)		(0.27)	(0.31)	(0.25)	(0.26)		(0.89)
Net Asset Value, End of Period	$11.05		$11.04	$10.91	$10.50	$9.70		$10.22
Total Return [3]	1.35%		3.66%	7.00%	10.99%	(2.56)%		(0.75)%

Ratios to Average Net Assets:
Net expenses	1.12	% [4]	1.04%	1.04%	1.23%	1.15%		1.13%
Net investment income	2.63	% [4]	2.27%	2.18%	2.39%	3.01	% [2]	3.62%
Expense waiver/reimbursement [5]	0.40	% [4]	0.41%	0.41%	0.21%	0.20%		0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$52,011		$56,321	$67,497	$74,512	$76,842		$110,413
Portfolio turnover	10%		10%	28%	103%	11%		20%

1 Based on average shares outstanding.

2 Effective December 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended November 30, 2002 was to decrease net investment income per share by $0.02, increase net realized and unrealized gain (loss) per share by $0.02, and decrease the ratio of net investment income to average net assets from 3.12% to 3.01%. Per share, ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Select Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2006		2005	2004	2003	2002		2001
Net Asset Value, Beginning of Period	$11.03		$10.90	$10.49	$9.69	$10.22		$11.17
Income From Investment Operations:
Net investment income	0.10		0.17	0.16	0.17 [1]	0.23	[2]	0.34
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	0.01		0.15	0.49	0.81	(0.57	) [2]	(0.48)
TOTAL FROM INVESTMENT OPERATIONS	0.11		0.32	0.65	0.98	(0.34)		(0.14)
Less Distributions:
Distributions from net investment income	(0.10)		(0.19)	(0.24)	(0.18)	(0.19)		(0.29)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	--		--	--	--	--		(0.52)
TOTAL DISTRIBUTIONS	(0.10)		(0.19)	(0.24)	(0.18)	(0.19)		(0.81)
Net Asset Value, End of Period	$11.04		$11.03	$10.90	$10.49	$9.69		$10.22
Total Return [3]	1.00%		2.93%	6.26%	10.22%	(3.31)%		(1.33)%

Ratios to Average Net Assets:
Net expenses	1.81	% [4]	1.74%	1.74%	1.93%	1.85%		1.83%
Net investment income	1.94	% [4]	1.57%	1.48%	1.68%	2.31	% [2]	2.92%
Expense waiver/reimbursement [5]	0.49	% [4]	0.48%	0.46%	0.26%	0.25%		0.25%
Supplemental Data:
Net assets, end of period (000 omitted)	$28,964		$32,089	$37,939	$38,975	$38,481		$50,413
Portfolio turnover	10%		10%	28%	103%	11%		20%

1 Based on average shares outstanding.

2 Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended November 30, 2002 was to decrease net investment income per share by $0.02, increase net realized and unrealized gain (loss) per share by $0.02, and decrease the ratio of net investment income to average net assets from 2.42% to 2.31%. Per share, ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2005 to May 31, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 12/1/2005	Ending Account Value 5/31/2006	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,013.50	$5.62
Select Shares	$1,000	$1,010.00	$9.07
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,019.35	$5.64
Select Shares	$1,000	$1,015.91	$9.10

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Institutional Shares	1.12%
Select Shares	1.81%

Portfolio of Investments Summary Table

At May 31, 2006, the Fund's portfolio composition 1 was as follows:

Asset Class	Percentage of Total Net Assets
Fixed Income Funds	54.4%
Equity Funds	45.4%
Cash Equivalents [2]	0.5%
Other Assets and Liabilities--Net [3]	(0.3)%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

May 31, 2006 (unaudited)

Shares or Principal Amount		Value
	MUTUAL FUNDS--99.8% [1]
2,650,053	Capital Appreciation Core Fund	$32,431,265
32,480	Emerging Markets Fixed Income Core Fund	601,676
930,586	Federated Intermediate Corporate Bond Fund, Class IS Shares	9,101,129
161,881	Federated International Bond Fund, Class A Shares	1,766,122
371,561	Federated International Capital Appreciation Fund, Class A Shares	4,324,967
1,580,508	Federated Mortgage Core Portfolio	15,283,511
695,852	Federated U.S. Government Bond Fund	7,438,661
699,606	Federated U.S. Government Securities Fund 2-5 Years, Class IS Shares	7,513,775
352,698	High Yield Bond Portfolio	2,370,128
	TOTAL MUTUAL FUNDS (IDENTIFIED COST $77,815,503)	80,831,234
	REPURCHASE AGREEMENT--0.5%
$417,000	Interest in $3,100,000,000 joint repurchase agreement 5.05%, dated 5/31/2006 under which UBS Securities LLC will repurchase a U.S. Treasury security and U.S. Government Agency securities with various maturities to 5/25/2036 for $3,100,434,861 on 6/1/2006. The market value of the underlying securities at the end of the period was $3,177,005,067 (AT COST).	417,000
	TOTAL INVESTMENTS--100.3% (IDENTIFIED COST $78,232,503) [2]	81,248,234
	OTHER ASSETS AND LIABILITIES - NET--(0.3)%	(272,681)
	TOTAL NET ASSETS--100%	$80,975,553

1 Affiliated companies.

2 The cost of investments for federal tax purposes amounts to $78,240,101.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2006.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2006 (unaudited)

Assets:
Total investments in securities, at value including $80,831,234 of investments in affiliated issuers (Note 5) (identified cost $78,232,503)		$81,248,234
Cash		1,240
Income receivable		185,554
Receivable for shares sold		8,443
TOTAL ASSETS		81,443,471
Liabilities:
Payable for shares redeemed	$415,620
Payable for Directors'/Trustees' fees	538
Payable for distribution services fee (Note 5)	12,558
Payable for shareholder services fee (Note 5)	12,467
Accrued expenses	26,735
TOTAL LIABILITIES		467,918
Net assets for 7,332,344 shares outstanding		$80,975,553
Net Assets Consist of:
Paid-in capital		$77,838,199
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		3,015,731
Accumulated net realized loss on investments, foreign currency transactions and futures contracts		(250,434)
Undistributed net investment income		372,057
TOTAL NET ASSETS		$80,975,553
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$52,011,378 ÷ 4,708,224 shares outstanding, no par value, unlimited shares authorized		$11.05
Select Shares:
$28,964,175 ÷ 2,624,120 shares outstanding, no par value, unlimited shares authorized		$11.04

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2006 (unaudited)

Investment Income:
Dividends received from affiliated issuers (Note 5)		$1,226,895
Interest		17,838
Investment income allocated from affiliated partnerships (Note 5)		371,819
TOTAL INCOME		1,616,552
Expenses:
Investment adviser fee (Note 5)	$323,284
Administrative personnel and services fee (Note 5)	94,740
Custodian fees	3,575
Transfer and dividend disbursing agent fees and expenses	54,327
Directors'/Trustees' fees	2,038
Auditing fees	13,875
Legal fees	2,770
Portfolio accounting fees	27,243
Distribution services fee--Select Shares (Note 5)	116,693
Shareholder services fee--Institutional Shares (Note 5)	58,315
Shareholder services fee--Select Shares (Note 5)	38,560
Share registration costs	15,506
Printing and postage	8,579
Insurance premiums	3,607
Miscellaneous	2,276
EXPENSES BEFORE ALLOCATION	765,388
Expenses allocated from partnerships	11,362
TOTAL EXPENSES	776,750

Statement of Operations-continued

Waivers and Reimbursements (Note 5):
Reimbursement of investment adviser fee	$(76,529)
Waiver of administrative personnel and services fee	(17,021)
Waiver of distribution services fee--Select Shares	(38,898)
Waiver of shareholder services fee--Institutional Shares	(37,667)
Reimbursement of other operating expenses	(10,414)
Reimbursement of shareholder services fee--Institutional Shares	(6,875)
TOTAL WAIVERS AND REIMBURSEMENTS		$(187,404)
Net expenses			$589,346
Net investment income			1,027,206
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions (including realized gain of $606,845 on sales on investments in affiliated issuers)			(142,077)
Net realized gain allocated from partnerships			1,900,329
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(1,615,296)
Net realized and unrealized gain on investments and foreign currency transactions			142,956
Change in net assets resulting from operations			$1,170,162

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2006	Year Ended 11/30/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,027,206	$1,971,631
Net realized gain on investments including allocations from partnerships, foreign currency transactions and futures contracts	1,758,252	1,187,754
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(1,615,296)	105,193
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,170,162	3,264,578
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(704,390)	(1,549,725)
Select Shares	(285,962)	(614,147)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(990,352)	(2,163,872)
Share Transactions:
Proceeds from sale of shares	5,444,288	15,707,621
Net asset value of shares issued to shareholders in payment of distributions declared	822,781	1,787,647
Cost of shares redeemed	(13,881,778)	(35,621,184)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(7,614,709)	(18,125,916)
Change in net assets	(7,434,899)	(17,025,210)
Net Assets:
Beginning of period	88,410,452	105,435,662
End of period (including undistributed net investment income of $372,057 and $335,203, respectively)	$80,975,553	$88,410,452

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2006 (unaudited)

1. ORGANIZATION

Federated Managed Allocation Portfolios (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Conservative Allocation Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Select Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek total return with an emphasis on income and capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values fixed income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For U.S. Treasury and agency securities, prices furnished by an independent pricing service are intended to be indicative of the bid prices currently offered to institutional investors for the securities. Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Prices furnished by an independent pricing service for municipal bonds are intended to be indicative of the bid prices currently offered to institutional investors for the securities. For other fixed-income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may also invest in the following open-end management companies (Fund Investments), registered under the Act which are managed by Federated Equity Management Company of Pennsylvania or its affiliates.

Fund	Investment Objective
Federated Intermediate Corporate Bond Fund, IS Shares (Intermediate Corporate Bond)	To provide current income.
Federated International Bond Fund, Class A Shares (International Bond)	To obtain total return.
Federated International Capital Appreciation Fund, Class A Shares (International Capital Appreciation)	To provide long-term growth of capital.
Federated Mortgage Core Portfolio (Mortgage Core)	To provide total return.
Federated U.S. Government Securities Fund 2-5 Years, IS Shares (Gov 2-5)	To provide current income.
Federated U.S. Government Bond Fund (Government Bond)	To pursue total return.
High Yield Bond Portfolio (HYCORE)	To seek high current income.

Income distributions from Intermediate Corporate Bond, Mortgage Core, Gov 2-5, Government Bond and HYCORE are declared daily and paid monthly. Income distributions from International Bond and International Capital Appreciation are declared and paid annually. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of the Fund Investments, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. The performance of the Fund is directly affected by the performance of the Fund Investments. A copy of each Fund Investment's financial statements is available on the EDGAR Database on the SEC's website at www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

Pursuant to a separate Exemptive Order issued by the SEC, the Fund may invest in the following portfolios (Portfolios) of Core Trust II, a limited partnership registered under the Act which is managed by Federated Investment Counseling, an affiliate of the Adviser:

Fund	Investment Objective
Capital Appreciation Core Fund (Capital Core)	To provide capital appreciation.
Emerging Markets Fixed Income Core Fund (EMCORE)	To achieve total return and secondarily high current income.

The Fund records daily its proportionate share of income, expenses, unrealized gains and losses and realized gains and losses from the Portfolios. The performance of the Fund is directly affected by the performance of the Portfolios. A copy of each Portfolio's financial statements is available on the EDGAR Database on the SEC's website, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund may purchase stock (bond) index futures contracts to manage cashflows, enhance yield, manage duration and to potentially reduce transaction costs. Upon entering into a stock (bond) index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended May 31, 2006, the Fund had no net realized gains or losses on futures contracts.

Futures contracts outstanding at period end, if any, are listed after the Fund's portfolio of investments.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At May 31, 2006, the Fund had no outstanding foreign currency commitments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 5/31/2006		Year Ended 11/30/2005
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	372,390	$4,164,327	1,189,676	$13,044,199
Shares issued to shareholders in payment of distributions declared	50,628	564,447	112,751	1,239,172
Shares redeemed	(818,070)	(9,141,904)	(2,384,608)	(26,161,585)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(395,052)	$(4,413,130)	(1,082,181)	$(11,878,214)

	Six Months Ended 5/31/2006		Year Ended 11/30/2005
Select Shares:	Shares	Amount	Shares	Amount
Shares sold	114,802	$1,279,961	242,640	$2,663,422
Shares issued to shareholders in payment of distributions declared	23,168	258,334	49,878	548,475
Shares redeemed	(423,955)	(4,739,874)	(862,411)	(9,459,599)
NET CHANGE RESULTING FROM SELECT SHARE TRANSACTIONS	(285,985)	$(3,201,579)	(569,893)	$(6,247,702)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(681,037)	$(7,614,709)	(1,652,074)	$(18,125,916)

4. FEDERAL TAX INFORMATION

At May 31, 2006, the cost of investments for federal tax purposes was $78,240,101. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $3,008,133. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,078,961 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,070,828.

At November 30, 2005, the Fund had a capital loss carryforward of $1,760,090 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2010.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive/reimburse any portion of its fee. The Adviser can modify or terminate this voluntary waiver/reimbursement at any time at its sole discretion. For the six months ended May 31, 2006, the Adviser voluntarily reimbursed $76,529 of its fee.

Certain of the Fund's assets are managed by Federated Investment Management Company (the "Sub-Adviser"). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended May 31, 2006, the Sub-Adviser earned a sub-adviser fee of $55,837.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2006, the net fee paid to FAS was 0.180% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Select Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of 0.75% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2006, FSC voluntarily waived $38,898 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2006, FSC retained $453 of fees paid by the Fund.

The Fund may invest in other funds distributed by FSC under the Plan. FSC has agreed to reimburse the Fund for certain distribution fees received by FSC as a result of these transactions. For the six months ended May 31, 2006, FSC voluntarily reimbursed $658 of its fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Select Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. In addition, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary waiver and/or reimbursement can be modified or terminated at any time. For the six months ended May 31, 2006, FSSC voluntarily waived $37,667 of its fee and voluntarily reimbursed $6,875 of shareholder services fees. For the six months ended May 31, 2006, FSSC did not receive any fees paid by the Fund.

The Fund may invest in other funds serviced by FSSC under this Agreement. FSSC has agreed to reimburse the Fund for certain shareholder services fees received by FSSC as a result of these transactions. For the six months ended May 31, 2006, FSSC voluntarily reimbursed $9,756 of its fee.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other mutual funds. Transactions with affiliated companies during the six months ended May 31, 2006, are as follows:

Affiliates	Balance of Shares Held at 11/30/2005	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 5/31/2006	Value at 5/31/2006	Dividend Income/ Allocated Investment Income
Capital Appreciation Core Fund	3,022,777	--	372,724	2,650,053	$32,431,265	$ 344,893
Emerging Markets Fixed Income Core Fund	36,322	16,118	19,960	32,480	$ 601,676	$ 26,926
Federated Intermediate Corporate Bond Fund	1,185,205	75,025	329,644	930,586	$ 9,101,129	$ 261,022
Federated International Bond Fund	194,893	55,929	88,941	161,881	$ 1,766,122	$ 90,236
Federated International Capital Appreciation Fund	450,178	--	78,617	371,561	$ 4,324,967	$ 44,568
Federated Mortgage Core Portfolio	1,405,337	205,517	30,346	1,580,508	$15,283,511	$ 390,943
Federated U.S. Government Bond Fund	447,947	273,593	25,688	695,852	$ 7,438,661	$ 117,586
Federated U.S. Government Securities Fund 2-5 Years	976,245	25,465	302,104	699,606	$ 7,513,775	$ 205,045
High Yield Bond Portfolio	422,826	3,116	73,244	352,698	$ 2,370,128	$ 117,495
TOTAL OF AFFILIATED TRANSACTIONS	8,141,730	654,763	1,321,268	7,475,225	$80,831,234	$1,598,714

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2006, were as follows:

Purchases	$8,950,000
Sales	$16,450,000

7. CONCENTRATION OF CREDIT RISK

The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. The economic developments within a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an effect on the liquidity and volatility of the portfolio securities.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Evaluation and Approval of Advisory Contract

FEDERATED CONSERVATIVE ALLOCATION FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract and subadvisory contract at meetings held in May 2006. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract and subadvisory contract.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract and subadvisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds ( e.g. , institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

For the periods ending December 31, 2005, the Fund's performance for the three year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314212408
Cusip 314212309

G00516-01 (7/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Growth Allocation Fund

A Portfolio of Federated Managed Allocation Portfolios

SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2006

Institutional Shares
Select Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	5/31/2006
Net Asset Value, Beginning of Period	$12.86
Income From Investment Operations:
Net investment income	0.08
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	0.25
TOTAL FROM INVESTMENT OPERATIONS	0.33
Less Distributions:
Distributions from net investment income	(0.07)
Distributions from paid-in capital [3]	--
Distributions from net realized gains on investments, foreign currency transactions and futures contracts	--
TOTAL DISTRIBUTIONS	(0.07)
Net Asset Value, End of Period	$13.12
Total Return [4]	2.58%

Ratios to Average Net Assets:
Net expenses	1.35	% [5]
Net investment income	1.07	% [5]
Expense waiver/reimbursement [7]	0.37	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$34,664
Portfolio turnover	1%

1 Based on average shares outstanding.

2 Effective December 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended November 30, 2002, this change had no effect on net investment income per share or net realized and unrealized gain (loss) on investments per share, but decreased the ratio of net investment income to average net assets from 1.01% to 0.98%. Per share, ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

3 Represents a return of capital for federal income tax purposes.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

5 Computed on an annualized basis.

6 The expense ratio is calculated without the reduction for fees paid indirectly for directed brokerage arrangements.

7 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Year Ended November 30,
2005	2004	2003	2002		2001
$12.29	$11.30	$ 9.93	$11.39		$13.42

0.09 [1]	0.10 [1]	0.08 [1]	0.12	[2]	0.18
0.60	0.93	1.36	(1.47	) [2]	(1.39)
0.69	1.03	1.44	(1.35)		(1.21)

(0.12)	(0.04)	(0.07)	(0.11)		(0.18)
--	--	--	--		(0.03)
--	--	--	--		(0.61)
(0.12)	(0.04)	(0.07)	(0.11)		(0.82)
$12.86	$12.29	$11.30	$ 9.93		$11.39
5.60%	9.11%	14.56%	(11.95)%		(9.55)%

1.27%	1.30%	1.41%	1.28	% [6]	1.27%
0.75%	0.78%	0.78%	0.98	% [2]	1.52%
0.38%	0.36%	0.22%	0.20%		0.20%

$37,097	$43,261	$46,069	$48,840		$69,632
5%	20%	145%	14%		43%

Financial Highlights - Select Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	5/31/2006
Net Asset Value, Beginning of Period	$12.77
Income From Investment Operations:
Net investment income	0.02
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	0.26
TOTAL FROM INVESTMENT OPERATIONS	0.28
Less Distributions:
Distributions from net investment income	(0.03)
Distributions from paid-in capital [4]	--
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	--
TOTAL DISTRIBUTIONS	(0.03)
Net Asset Value, End of Period	$13.02
Total Return [5]	2.16%

Ratios to Average Net Assets:
Net expenses	2.05	% [7]
Net investment income	0.37	% [7]
Expense waiver/reimbursement [9]	0.45	% [7]
Supplemental Data:
Net assets, end of period (000 omitted)	$32,354
Portfolio turnover	1%

1 Based on average shares outstanding.

2 Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended November 30, 2002, this change had no effect on net investment income per share or net realized and unrealized gain (loss) on investments per share, but decreased the ratio of net investment income to average net assets from 0.31% to 0.28%. Per share, ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

3 Represents less than $0.01.

4 Represents a return of capital for federal income tax purposes.

5 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

6 During the year ended November 30, 2004, the Fund was reimbursed by the Adviser, which had an impact of 0.09% on total returns.

7 Computed on an annualized basis.

8 The expense ratio is calculated without the reduction for fees paid indirectly for directed brokerage arrangements.

9 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Year Ended November 30,
2005	2004		2003	2002		2001
$12.22	$11.28		$ 9.92	$11.38		$13.40

0.01 [1]	0.01	[1]	0.01 [1]	0.03	[2]	0.10
0.58	0.93		1.36	(1.46	) [2]	(1.39)
0.59	0.94		1.37	(1.43)		(1.29)

(0.04)	(0.00	) [3]	(0.01)	(0.03)		(0.10)
--	--		--	--		(0.02)
--	--		--	--		(0.61)
(0.04)	(0.00	) [3]	(0.01)	(0.03)		(0.73)
$12.77	$12.22		$11.28	$ 9.92		$11.38
4.82%	8.33	% [6]	13.81%	(12.60)%		(10.18)%

1.97%	2.00%		2.11%	1.98	% [8]	1.97%
0.06%	0.10%		0.08%	0.28	% [2]	0.82%
0.45%	0.41%		0.27%	0.25%		0.25%

$35,183	$38,684		$38,481	$38,719		$59,463
5%	20%		145%	14%		43%

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2005 to May 31, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 12/1/2005	Ending Account Value 5/31/2006	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,025.80	$ 6.82
Select Shares	$1,000	$1,021.60	$10.33
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,018.20	$ 6.79
Select Shares	$1,000	$1,014.71	$10.30

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Institutional Shares	1.35%
Select Shares	2.05%

Portfolio of Investments Summary Table

At May 31, 2006, the Fund's portfolio composition 1 was as follows:

Asset Class	Percentage of Total Net Assets
Equity Funds	88.0%
Fixed-Income Funds	11.7%
Cash Equivalents [2]	1.1%
Other Assets and Liabilities--Net [3]	(0.8)%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

May 31, 2006 (unaudited)

Shares or Principal Amount		Value
	MUTUAL FUNDS--99.7% [1]
4,270,718	Capital Appreciation Core Fund	$52,264,918
5,812	Emerging Markets Fixed-Income Core Fund	107,664
166,531	Federated Intermediate Corporate Bond Fund, Class IS Shares	1,628,672
28,928	Federated International Bond Fund, Class A Shares	315,610
574,005	Federated International Capital Appreciation Fund, Class A Shares	6,681,412
282,787	Federated Mortgage Core Portfolio	2,734,550
124,475	Federated U.S. Government Bond Fund	1,330,638
125,204	Federated U.S. Government Securities Fund 2-5 Years, Class IS Shares	1,344,696
63,110	High Yield Bond Portfolio	424,099
	TOTAL MUTUAL FUNDS (IDENTIFIED COST $61,250,097)	66,832,259
	REPURCHASE AGREEMENT--1.1%
$707,000	Interest in $3,100,000,000 joint repurchase agreement 5.05%, dated 5/31/2006 under which UBS Securities LLC will repurchase a U.S. Treasury security and U.S. Government Agency securities with various maturities of 5/25/2036 for $3,100,434,861 on 6/1/2006. The market value of the underlying securities at the end of the period was $3,177,005,067 (AT COST).	707,000
	TOTAL INVESTMENTS--100.8% (IDENTIFIED COST $61,957,097) [2]	67,539,259
	OTHER ASSETS AND LIABILITIES - NET--(0.8)%	(520,868)
	TOTAL NET ASSETS--100%	$67,018,391

1 Affiliated companies.

2 The cost of investments for federal tax purposes amounts to $61,958,101.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2006.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2006 (unaudited)

Assets:
Total investments in securities, at value including $66,832,259 of investments in affiliated issuers (Note 5) (identified cost $61,957,097)		$67,539,259
Cash		3,873
Income receivable		33,278
Receivable for shares sold		13,811
TOTAL ASSETS		67,590,221
Liabilities:
Payable for shares redeemed	$478,798
Payable for transfer and dividend disbursing agent fees and expenses	47,787
Payable for Directors'/Trustees' fees	512
Payable for distribution services fees (Note 5)	14,345
Payable for shareholder services fees (Note 5)	11,715
Accrued expenses	18,673
TOTAL LIABILITIES		571,830
Net assets for 5,126,970 shares outstanding		$67,018,391
Net Assets Consist of:
Paid-in capital		$68,304,578
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		5,582,162
Accumulated net realized loss on investments, foreign currency transactions and futures contracts		(6,967,055)
Undistributed net investment income		98,706
TOTAL NET ASSETS		$67,018,391
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$34,664,295 ÷ 2,642,946 shares outstanding, no par value, unlimited shares authorized		$13.12
Select Shares:
$32,354,096 ÷ 2,484,024 shares outstanding, no par value, unlimited shares authorized		$13.02

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2006 (unaudited)

Investment Income:
Dividends received from affiliated issuers (Note 5)		$291,268
Interest		28,175
Investment income allocated from affiliated partnerships (Note 5)		544,953
TOTAL INCOME		864,396
Expenses:
Investment adviser fee (Note 5)	$267,768
Administrative personnel and services fee (Note 5)	94,740
Custodian fees	3,725
Transfer and dividend disbursing agent fees and expenses	75,518
Directors'/Trustees' fees	1,992
Auditing fees	14,205
Legal fees	2,694
Portfolio accounting fees	26,957
Distribution services fee--Select Shares (Note 5)	130,234
Shareholder services fee--Institutional Shares (Note 5)	39,807
Shareholder services fee--Select Shares (Note 5)	43,077
Share registration costs	14,854
Printing and postage	10,996
Insurance premiums	3,573
Miscellaneous	2,082
EXPENSES BEFORE ALLOCATION	732,222
Expenses allocated from partnerships	17,351
TOTAL EXPENSES	749,573

Statement of Operations - continued

Waivers and Reimbursements (Note 5):
Reimbursement of investment adviser fee	$(45,393)
Waiver of administrative personnel and services fee	(17,095)
Waiver of distribution services fee--Select Shares	(43,411)
Waiver of shareholder services fee--Institutional Shares	(25,845)
Reimbursement of other operating expenses	(8,527)
Reimbursement of shareholder services fee--Institutional Shares	(4,793)
TOTAL WAIVERS AND REIMBURSEMENTS		$(145,064)
Net expenses			$604,509
Net investment income			259,887
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (including realized gain of $1,082,839 on sales of investments in affiliated issuers)			431,828
Net realized gain allocated from partnerships			2,939,750
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			(1,854,603)
Net realized and unrealized gain on investments and foreign currency transactions			1,516,975
Change in net assets resulting from operations			$1,776,862

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2006	Year Ended 11/30/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$259,887	$326,731
Net realized gain on investments including allocations from partnerships, foreign currency transactions and futures contracts	3,371,578	2,427,960
Net change in unrealized appreciation/depreciation of investments, translation of assets and liabilities in foreign currency and futures contracts	(1,854,603)	1,133,880
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,776,862	3,888,571
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(203,669)	(386,714)
Select Shares	(70,485)	(119,350)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(274,154)	(506,064)
Share Transactions:
Proceeds from sale of shares	5,490,429	12,325,582
Net asset value of shares issued to shareholders in payment of distributions declared	247,724	454,294
Cost of shares redeemed	(12,502,360)	(25,828,314)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(6,764,207)	(13,048,438)
Change in net assets	(5,261,499)	(9,665,931)
Net Assets:
Beginning of period	72,279,890	81,945,821
End of period (including undistributed net investment income of $98,706 and $112,973, respectively)	$67,018,391	$72,279,890

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2006 (unaudited)

1. ORGANIZATION

Federated Managed Allocation Portfolios (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Growth Allocation Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Select Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is to seek capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values fixed-income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For U.S. Treasury and agency securities, prices furnished by an independent pricing service are intended to be indicative of the bid prices currently offered to institutional investors for the securities. Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Prices furnished by an independent pricing service for municipal bonds are intended to be indicative of the bid prices currently offered to institutional investors for the securities. For other fixed-income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may also invest in the following open-end management companies (Fund Investments), registered under the Act which are managed by Federated Equity Management Company of Pennsylvania or its affiliates.

Fund	Investment Objective
Federated Intermediate Corporate Bond Fund, IS Shares (Intermediate Corporate Bond)	To provide current income.
Federated International Bond Fund, Class A Shares (International Bond)	To obtain total return.
Federated International Capital Appreciation Fund, Class A Shares (International Capital Appreciation)	To provide long-term growth of capital.
Federated Mortgage Core Portfolio (Mortgage Core)	To provide total return.
Federated U.S. Government Securities Fund 2-5 Years, IS Shares (Gov 2-5)	To provide current income.
Federated U.S. Government Bond Fund (Government Bond)	To pursue total return.
High Yield Bond Portfolio (HYCORE)	To seek high current income.

Income distributions from Intermediate Corporate Bond, Mortgage Core, Gov 2-5, Government Bond and HYCORE are declared daily and paid monthly. Income distributions from International Bond and International Capital Appreciation are declared and paid annually. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of the Fund Investments, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. The performance of the Fund is directly affected by the performance of the Fund Investments. A copy of each Fund Investment's financial statements is available on the EDGAR Database on the SEC's website at www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

Pursuant to a separate Exemptive Order issued by the SEC, the Fund may invest in the following portfolios (Portfolios) of Core Trust II, a limited partnership registered under the Act which is managed by Federated Investment Counseling, an affiliate of the Adviser.

Fund	Investment Objective
Capital Appreciation Core Fund (Capital Core)	To provide capital appreciation.
Emerging Markets Fixed-Income Core Fund (EMCORE)	To achieve total return and secondarily to achieve high current income.

The Fund records daily its proportionate share of income, expenses, unrealized gains and losses and realized gains and losses from the Portfolios. The performance of the Fund is directly affected by the performance of the Portfolios. A copy of EMCORE's financial statements is available on the EDGAR Database on the SEC's website, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400. The financial statements of Capital Core are included within this report to illustrate the security holdings, financial condition, results of operations and changes in net assets of the Portfolio in which the Fund invests a significant portion of its assets. The financial statements of Capital Core should be read in conjunction with the Fund's financial statements. The valuation of securities held by Capital Core is discussed in the notes to its financial statements.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases stock (bond) index futures contracts to manage cashflows, enhance yield, manage duration and to potentially reduce transaction costs. Upon entering into a stock (bond) index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended May 31, 2006, the Fund had no net realized gains or losses on futures contracts.

Futures contracts outstanding at period end, if any, are listed after the Fund's portfolio of investments.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. At May 31, 2006, the Fund had no outstanding foreign currency commitments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 5/31/2006		Year Ended 11/30/2005
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	250,916	$3,323,410	632,692	$7,933,393
Shares issued to shareholders in payment of distributions declared	13,594	178,736	26,943	338,655
Shares redeemed	(505,693)	(6,703,719)	(1,294,566)	(16,194,280)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(241,183)	$(3,201,573)	(634,931)	$(7,922,232)

	Six Months Ended 5/31/2006		Year Ended 11/30/2005
Select Shares:	Shares	Amount	Shares	Amount
Shares sold	164,696	$2,167,019	353,437	$4,392,189
Shares issued to shareholders in payment of distributions declared	5,320	68,988	9,280	115,639
Shares redeemed	(440,336)	(5,798,641)	(774,021)	(9,634,034)
NET CHANGE RESULTING FROM SELECT SHARE TRANSACTIONS	(270,320)	$(3,562,634)	(411,304)	$(5,126,206)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(511,503)	$(6,764,207)	(1,046,235)	$(13,048,438)

4. FEDERAL TAX INFORMATION

At May 31, 2006, the cost of investments for federal tax purposes was $61,958,101. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $5,581,158. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,754,948 and net unrealized depreciation from investments for those securities having an excess of cost over value of $173,790.

At November 30, 2005, the Fund had a capital loss carryforward of $10,304,024 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$3,178,392
2010	$7,125,632

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive/reimburse any portion of its fees. The Adviser can modify or terminate this voluntary waiver/reimbursement at any time at its sole discretion. For the six months ended May 31, 2006, the Adviser voluntarily reimbursed $45,393 of its fee.

Certain of the Fund's assets are managed by Federated Investment Management Company (the "Sub-Adviser"). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended May 31, 2006, the Sub-Adviser earned a sub-adviser fee of $11,856.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2006, the net fee paid to FAS was 0.217% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Select Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of 0.75% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2006, FSC voluntarily waived $43,411 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2006, FSC retained $2,450 of fees paid by the Fund.

The Fund may invest in other funds distributed by FSC under the Plan. FSC has agreed to reimburse the Fund for certain distribution fees received by FSC as a result of these transactions. For the six months ended May 31, 2006, FSC voluntarily reimbursed $125 of its fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of average daily net assets of the Fund's Institutional Shares and Select Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. In addition, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary waiver and/or reimbursement can be modified or terminated at any time. For the six months ended May 31, 2006, FSSC voluntarily waived $25,845 of its fee and voluntarily reimbursed $4,793 of shareholder services fees .. For the six months ended May 31, 2006, FSSC did not receive any fees paid by the Fund.

The Fund may invest in other funds serviced by FSSC under this Agreement. FSSC has agreed to reimburse the Fund for certain shareholder services fees received by FSSC as a result of these transactions. For the six months ended May 31, 2006, FSSC voluntarily reimbursed $8,402 of its fee.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other mutual funds. Transactions with affiliated companies during the six months ended May 31, 2006, are as follows:

Affiliates	Balance of Shares Held at 11/30/2005	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 5/31/2006	Value at 5/31/2006	Dividend Income/ Allocated Investment Income
Capital Appreciation Core Fund	4,627,185	--	356,467	4,270,718	$52,264,918	$539,851
Emerging Markets Fixed Income Core Fund	7,007	2,220	3,415	5,812	$ 107,664	$ 5,102
Federated Intermediate Corporate Bond Fund	228,629	14,344	76,442	166,531	$ 1,628,672	$ 49,562
Federated International Bond Fund	37,569	9,945	18,586	28,928	$ 315,610	$ 17,394
Federated International Capital Appreciation Fund	678,423	--	104,418	574,005	$ 6,681,412	$ 67,164
Federated Mortgage Core Portfolio	270,847	11,940	--	282,787	$ 2,734,550	$ 73,832
Federated U.S. Government Bond Fund	86,400	48,953	10,878	124,475	$ 1,330,638	$ 22,167
Federated U.S. Government Securities Fund 2-5 Years	188,031	4,553	67,380	125,204	$ 1,344,696	$ 38,851
High Yield Bond Portfolio	81,494	593	18,977	63,110	$ 424,099	$ 22,298
TOTAL OF AFFILIATED TRANSACTIONS	6,205,585	92,548	656,563	5,641,570	$66,832,259	$836,221

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and shor-term obligations, for the six months ended May 31, 2006, were as follows:

Purchases	$987,000
Sales	$7,566,135

7. CONCENTRATION OF CREDIT RISK

The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. The economic developments within a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an effect on the liquidity and volatility of the portfolio securities.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Financial Highlights - Capital Appreciation Core Fund

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,			Period Ended
	5/31/2006		2005		2004	11/30/2003	[1]
Net Asset Value, Beginning of Period	$11.95		$11.21		$10.14	$10.00
Income From Investment Operations:
Net investment income	0.12	[2]	0.22	[2]	0.25	0.01
Net realized and unrealized gain on investments	0.17		0.52		0.82	0.13
TOTAL FROM INVESTMENT OPERATIONS	0.29		0.74		1.07	0.14
Net Asset Value, End of Period	$12.24		$11.95		$11.21	$10.14
Total Return [3]	2.43%		6.60%		10.55%	1.40%

Ratios to Average Net Assets:
Net expenses	0.05	% [4,5]	0.05	% [5]	0.05%	0.05	% [4]
Net investment income	1.92	% [4]	1.89%		2.09%	2.21	% [4]
Expense waiver/reimbursement [6]	0.13	% [4]	0.11%		0.08%	0.49	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$150,784		$162,139		$197,818	$185,555
Portfolio turnover	72%		51%		55%	8%

1 Reflects operations for the period from October 28, 2003 (date of initial investment) to November 30, 2003.

2 Based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

4 Computed on an annualized basis.

5 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios for the six months ended May 31, 2006 and the year ended November 30, 2005 are 0.05% and 0.05%, respectively, after taking into account these expense reductions.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of Financial Statements

Shareholder Expense Example - Capital Appreciation Core Fund

As a shareholder of the Fund, you incur ongoing costs, to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2005 to May 31, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 12/1/2005	Ending Account Value 5/31/2006	Expenses Paid During Period [1]
Actual	$1,000	$1,024.30	$0.25
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.68	$0.25

1 Expenses are equal to the Fund's annualized net expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Portfolio of Investments Summary Table - Capital Appreciation Core Fund

At May 31, 2006, the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Net Assets
Health Care	18.5%
Information Technology	14.1%
Financials	13.1%
Energy	12.1%
Industrials	11.3%
Consumer Staples	8.9%
Consumer Discretionary	6.2%
Telecommunication Services	5.0%
Utilities	3.9%
Materials	2.9%
Cash Equivalents [2]	3.9%
Other Assets and Liabilities--Net [3]	0.1%
TOTAL	100.0%

1 Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements.

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments - Capital Appreciation Core Fund

May 31, 2006 (unaudited)

Shares			Value
		COMMON STOCKS--96.0%
		Consumer Discretionary--6.2%
71,800		McDonald's Corp.	$2,381,606
34,300		Nike, Inc., Class B	2,754,633
45,100		Target Corp.	2,206,292
32,400		Wendy's International, Inc.	1,953,072
		TOTAL	9,295,603
		Consumer Staples--8.9%
53,200		Altria Group, Inc.	3,849,020
64,700		Diageo PLC, ADR	4,282,493
43,800		General Mills, Inc.	2,272,782
44,900		PepsiCo, Inc.	2,714,654
10,600	[1]	Smithfield Foods, Inc.	294,786
		TOTAL	13,413,735
		Energy--12.1%
38,300		Apache Corp.	2,484,904
87,064		Exxon Mobil Corp.	5,303,068
36,500		GlobalSantaFe Corp.	2,194,745
29,600	[1]	Transocean Sedco Forex, Inc.	2,408,552
54,200	[1]	Weatherford International Ltd.	2,820,568
74,200		XTO Energy, Inc.	3,058,524
		TOTAL	18,270,361
Shares			Value
		COMMON STOCKS--continued
		Financials--13.1%
55,500		Ace Ltd.	$2,873,235
65,104		Allstate Corp.	3,581,371
83,416		American International Group, Inc.	5,071,693
77,265		Citigroup, Inc.	3,809,165
30,500		Merrill Lynch & Co., Inc.	2,208,505
37,500		Morgan Stanley	2,235,750
		TOTAL	19,779,719
		Health Care--18.5%
47,700	[1]	Amgen, Inc.	3,224,043
58,900		AstraZeneca PLC, ADR	3,118,166
81,200	[1]	Forest Laboratories, Inc., Class A	3,043,376
13,700	[1]	Gilead Sciences, Inc.	785,421
35,200		Johnson & Johnson	2,119,744
30,400		McKesson HBOC, Inc.	1,504,800
50,000	[1]	Medimmune, Inc.	1,591,000
57,800		Novartis AG, ADR	3,206,744
50,541		Pfizer, Inc.	1,195,800
65,500		Shire PLC, ADR	2,894,445
38,900	[1]	St. Jude Medical, Inc.	1,326,490
85,100		Wyeth	3,892,474
		TOTAL	27,902,503
		Industrials--11.3%
43,400		Avery Dennison Corp.	2,577,526
27,900		Deere & Co.	2,388,240
79,600	[1]	Foster Wheeler Ltd.	3,522,300
57,700		Northrop Grumman Corp.	3,732,036
77,200		United Technologies Corp.	4,826,544
		TOTAL	17,046,646
Shares			Value
		COMMON STOCKS--continued
		Information Technology--14.1%
135,700		Applied Materials, Inc.	$2,294,687
113,000	[1]	Cadence Design Systems, Inc.	2,038,520
82,900	[1]	Cisco Systems, Inc.	1,631,472
294,900	[1]	EMC Corp. Mass	3,774,720
31,400		IBM Corp.	2,508,860
26,500		Linear Technology Corp.	894,375
119,500		Microsoft Corp.	2,706,675
111,000	[1]	Oracle Corp.	1,578,420
30,500		SAP AG, ADR	1,605,215
158,900	[1]	Xerox Corp.	2,181,697
		TOTAL	21,214,641
		Materials--2.9%
29,000		Alcan, Inc.	1,518,150
91,000		Alcoa, Inc.	2,886,520
		TOTAL	4,404,670
		Telecommunication Services--5.0%
157,600		AT&T, Inc.	4,107,056
102,300		BellSouth Corp.	3,454,671
		TOTAL	7,561,727
		Utilities--3.9%
48,400		Consolidated Edison Co.	2,134,440
43,100		FirstEnergy Corp.	2,259,302
26,400		TXU Corp.	1,512,720
		TOTAL	5,906,462
		TOTAL COMMON STOCKS (IDENTIFIED COST $133,399,947)	144,796,067
Principal Amount			Value
		REPURCHASE AGREEMENT--3.9%
$5,916,000		Interest in $3,100,000,000 joint repurchase agreement 5.05%, dated 5/31/2006 under which UBS Securities LLC will repurchase a U.S. Treasury security and U.S. Government Agency securities with various maturities to 5/25/2036 for $3,100,434,861 on 6/1/2006. The market value of the underlying securities at the end of the period was $3,177,005,067. (AT COST)	$5,916,000
		TOTAL INVESTMENTS--99.9% (IDENTIFIED COST $139,315,947) [2]	150,712,067
		OTHER ASSETS AND LIABILITIES - NET--0.1%	72,245
		TOTAL NET ASSETS--100%	$150,784,312

1 Non-income producing security.

2 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2006.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities - Capital Appreciation Core Fund

May 31, 2006 (unaudited)

Assets:
Total investments in securities, at value (identified cost $139,315,947)		$150,712,067
Cash		841
Income receivable		248,687
Receivable for investments sold		3,182,969
TOTAL ASSETS		154,144,564
Liabilities:
Payable for investments purchased	$3,324,980
Payable for custodian fees	2,640
Payable for transfer and dividend disbursing agent fees and expenses	3,245
Payable for Directors'/Trustees' fee	879
Payable for portfolio accounting fees	8,405
Accrued expenses	20,103
TOTAL LIABILITIES		3,360,252
Net assets for 12,321,022 shares outstanding		$150,784,312
Net Assets Consist of:
Paid-in capital		$112,050,098
Net unrealized appreciation of investments		11,396,120
Accumulated net realized gain on investments		17,855,420
Undistributed net investment income		9,482,674
TOTAL NET ASSETS		$150,784,312
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$150,784,312 ÷ 12,321,022 shares outstanding, no par value, unlimited shares authorized		$12.24

See Notes which are an integral part of the Financial Statements

Statement of Operations - Capital Appreciation Core Fund

Six Months Ended May 31, 2006 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $8,863)			$1,453,197
Interest			105,587
TOTAL INCOME			1,558,784
Expenses:
Administrative personnel and services fee (Note 5)		$74,795
Custodian fees		6,921
Transfer and dividend disbursing agent fees and expenses		6,907
Directors'/Trustees' fees		3,147
Auditing fees		9,931
Legal fees		2,664
Portfolio accounting fees		24,066
Insurance premiums		3,853
Taxes		12,491
Miscellaneous		841
TOTAL EXPENSES		145,616
Waiver, Reimbursement and Expense Reduction (Note 5):
Waiver of administrative personnel and services fee	$(74,795)
Reimbursement of other operating expenses	(27,470)
Fees paid indirectly from directed brokerage arrangements	(1,978)
TOTAL WAIVER, REIMBURSEMENT AND EXPENSE REDUCTION		(104,243)
Net expenses			41,373
Net investment income			1,517,411
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			8,528,423
Net change in unrealized appreciation of investments			(6,100,339)
Net realized and unrealized gain on investments			2,428,084
Change in net assets resulting from operations			$3,945,495

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets - Capital Appreciation Core Fund

	Six Months Ended (unaudited) 5/31/2006	Year Ended 11/30/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,517,411	$3,379,701
Net realized gain on investments	8,528,423	5,684,190
Net change in unrealized appreciation/depreciation of investments	(6,100,339)	2,406,695
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,945,495	11,470,586
Share Transactions:
Withdrawals	(15,300,000)	(47,150,000)
Change in net assets	(11,354,505)	(35,679,414)
Net Assets:
Beginning of period	162,138,817	197,818,231
End of period (including undistributed net investment income of $9,482,674 and $7,965,263, respectively)	$150,784,312	$162,138,817

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements - Capital Appreciation Core Fund

May 31, 2006 (unaudited)

1. ORGANIZATION

Capital Appreciation Core Fund (the "Fund") is a diversified portfolio of Federated Core Trust II, L.P. (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "Act"). The Trust is a limited partnership that was established under the laws of the State of Delaware on November 13, 2000 and offered only to registered investment companies and other accredited investors. The Trust consists of three portfolios. The financial statements included herein are only those of the Fund. The investment objective of the Fund is to provide capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. All net income and gain/loss (realized and unrealized) will be allocated daily to the shareholders based on their capital contributions to the Fund. The Fund does not currently intend to declare and pay distributions.

Federal Taxes

As a partnership, the Fund is not subject to U.S. federal income tax. Instead, each investor reports separately on its own federal income tax return its allocated portion of the Fund's income, gains, losses, deductions and credits.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CONTRIBUTIONS/WITHDRAWALS

Transactions in shares were as follows:

	Six Months Ended 5/31/2006	Year Ended 11/30/2005
Fair value withdrawals	(1,242,120)	(4,089,855)
TOTAL CHANGE RESULTING FROM CONTRIBUTIONS/WITHDRAWALS	(1,242,120)	(4,089,855)

4. FEDERAL TAX INFORMATION

At May 31, 2006, the cost of investments for federal tax purposes was $139,315,947. The net unrealized appreciation of investments for federal tax purposes was $11,396,120. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $14,843,793 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,447,673.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Counseling is the Fund's investment adviser (the "Adviser"), subject to the oversight of the Directors. The Adviser provides investment adviser services at no fee. The Adviser may voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion.

Administrative Fee

Federated Administrative Services, Inc. (FASI), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FASI is based on the average aggregate daily net assets of the Trust as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Trust
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio. FASI may voluntarily choose to waive any portion of its fee. FASI can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2006, FASI voluntarily waived its entire fee. For the six months ended May 31, 2006, the net fee paid to FASI was $0.

Expense Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended May 31, 2006, the Fund's expenses were reduced by $1,978 under these arrangements.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2006, were as follows:

Purchases	$110,255,183
Sales	$127,863,696

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Evaluation and Approval of Advisory Contract -Federated Growth Allocation Fund

FEDERATED GROWTH ALLOCATION FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract and subadvisory contract at meetings held in May 2006. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract and subadvisory contract.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract and subadvisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for both the one and three year periods ending December 31, 2005. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314212200
Cusip 314212101

G00514-01 (7/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Moderate Allocation Fund

A Portfolio of Federated Managed Allocation Portfolios

SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2006

Institutional Shares
Select Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2006		2005	2004	2003	2002		2001
Net Asset Value, Beginning of Period	$12.18		$11.84	$11.17	$ 9.99	$10.91		$12.33
Income From Investment Operations:
Net investment income	0.13		0.21	0.19	0.17	0.22	[1]	0.29
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	0.11		0.35	0.72	1.18	(0.95	) [1]	(0.89)
TOTAL FROM INVESTMENT OPERATIONS	0.24		0.56	0.91	1.35	(0.73)		(0.60)
Less Distributions:
Distributions from net investment income	(0.12)		(0.22)	(0.24)	(0.17)	(0.19)		(0.30)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	--		--	--	--	--		(0.52)
TOTAL DISTRIBUTIONS	(0.12)		(0.22)	(0.24)	(0.17)	(0.19)		(0.82)
Net Asset Value, End of Period	$12.30		$12.18	$11.84	$11.17	$ 9.99		$10.91
Total Return [2]	2.00%		4.74%	8.24%	13.68%	(6.76)%		(5.17)%

Ratios to Average Net Assets:
Net expenses	1.05	% [3]	0.97%	1.03%	1.20%	1.09%		1.09%
Net investment income	2.04	% [3]	1.70%	1.64%	1.69%	2.16	% [1]	2.70%
Expense waiver/reimbursement [4]	0.37	% [3]	0.38%	0.37%	0.20%	0.20%		0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$67,115		$72,298	$88,612	$91,789	$95,288		$125,741
Portfolio turnover	5%		7%	24%	121%	23%		36%

1 Effective December 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the fiscal year ended November 30, 2002 was to decrease net investment income per share by $0.01, increase net realized and unrealized gain/loss per share by $0.01, and decrease the ratio of net investment income to average net assets from 2.25% to 2.16%. Per share, ratios and supplemental data for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Select Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2006		2005	2004		2003	2002		2001
Net Asset Value, Beginning of Period	$12.15		$11.82	$11.15		$ 9.96	$10.87		$12.29
Income From Investment Operation:
Net investment income	0.08		0.12	0.11		0.10	0.15	[1]	0.23
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	0.13		0.34	0.72		1.19	(0.94	) [1]	(0.91)
TOTAL FROM INVESTMENT OPERATIONS	0.21		0.46	0.83		1.29	(0.79)		(0.68)
Less Distributions:
Distributions from net investment income	(0.08)		(0.13)	(0.16)		(0.10)	(0.12)		(0.22)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	--		--	--		--	--		(0.52)
TOTAL DISTRIBUTIONS	(0.08)		(0.13)	(0.16)		(0.10)	(0.12)		(0.74)
Net Asset Value, End of Period	$12.28		$12.15	$11.82		$11.15	$ 9.96		$10.87
Total Return [2]	1.73%		3.93%	7.50	% [3]	13.03%	(7.36)%		(5.89)%

Ratios to Average Net Assets:
Net expenses	1.75	% [4]	1.67%	1.73%		1.90%	1.79%		1.79%
Net investment income	1.34	% [4]	1.00%	0.94%		0.99%	1.46	% [1]	2.00%
Expense waiver/reimbursement [5]	0.46	% [4]	0.45%	0.42%		0.25%	0.25%		0.25%
Supplemental Data:
Net assets, end of period (000 omitted)	$45,189		$48,454	$55,954		$56,747	$58,706		$76,065
Portfolio turnover	5%		7%	24%		121%	23%		36%

1 Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the fiscal year ended November 30, 2002 was to decrease net investment income per share by $0.01, increase net realized and unrealized gain/loss per share by $0.01, and decrease the ratio of net investment income to average net assets from 1.55% to 1.46%. Per share, ratios and supplemental data for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

3 During the year ended November 30, 2004, the Fund was reimbursed by the Adviser, which had an impact of 0.09% on total returns.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2005 to May 31, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 12/1/2005	Ending Account Value 5/31/2006	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,020.00	$5.29
Select Shares	$1,000	$1,017.30	$8.80
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,019.70	$5.29
Select Shares	$1,000	$1,016.21	$8.80

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Institutional Shares	1.05%
Select Shares	1.75%

Portfolio of Investments Summary Table

At May 31, 2006, the Fund's portfolio composition 1 was as follows:

Asset Class	Percentage of Total Net Assets
Equity Funds	66.5%
Fixed Income Funds	33.4%
Cash Equivalents [2]	1.0%
Other Assets and Liabilities--Net [3]	(0.9)%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

May 31, 2006 (unaudited)

Shares or Principal Amount		Value
	MUTUAL FUNDS--99.9% [1]
5,400,242	Capital Appreciation Core Fund	$66,088,004
27,692	Emerging Markets Fixed Income Core Fund	512,964
793,521	Federated Intermediate Corporate Bond Fund, Class IS Shares	7,760,634
138,033	Federated International Bond Fund, Class A Shares	1,505,941
735,704	Federated International Capital Appreciation Fund, Class A Shares	8,563,596
1,347,692	Federated Mortgage Core Portfolio	13,032,178
593,214	Federated U.S. Government Bond Fund	6,341,462
596,569	Federated U.S. Government Securities Fund 2-5 Years, Class IS Shares	6,407,148
300,807	High Yield Bond Portfolio	2,021,421
	TOTAL MUTUAL FUNDS (IDENTIFIED COST $104,864,125)	112,233,348
	REPURCHASE AGREEMENT--1.0%
$1,101,000	Interest in $3,100,000,000 joint repurchase agreement 5.050%, dated 5/31/2006 under which UBS Securities LLC will repurchase a U.S. Treasury security and U.S. Government Agency securities with various maturities to 5/25/2036 for $3,100,434,861 on 6/1/2006. The market value of the underlying securities at the end of the period was $3,177,005,067 (AT COST).	1,101,000
	TOTAL INVESTMENTS--100.9% (IDENTIFIED COST $105,965,125) [2]	113,334,348
	OTHER ASSETS AND LIABILITIES - NET--(0.9)%	(1,029,904)
	TOTAL NET ASSETS--100%	$112,304,444

1 Affiliated companies.

2 The cost of investments for federal tax purposes amounts to $105,971,226.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2006.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2006 (unaudited)

Assets:
Total investments in securities, at value including $112,233,348 of investments in affiliated issuers (Note 5) (identified cost $105,965,125)		$113,334,348
Cash		5,195
Income receivable		158,271
Receivable for shares sold		14,895
TOTAL ASSETS		113,512,709
Liabilities:
Payable for shares redeemed	$1,135,532
Payable for Directors'/Trustees' fees	569
Payable for distribution services fee (Note 5)	19,660
Payable for shareholder services fee (Note 5)	18,286
Accrued expenses	34,218
TOTAL LIABILITIES		1,208,265
Net assets for 9,136,494 shares outstanding		$112,304,444
Net Assets Consist of:
Paid-in capital		$105,822,107
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		7,369,223
Accumulated net realized loss on investments, foreign currency transactions and futures contracts		(1,327,923)
Undistributed net investment income		441,037
TOTAL NET ASSETS		$112,304,444
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$67,115,224 ÷ 5,455,810 shares outstanding, no par value, unlimited shares authorized		$12.30
Select Shares:
$45,189,220 ÷ 3,680,684 shares outstanding, no par value, unlimited shares authorized		$12.28

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2006 (unaudited)

Investment Income:
Dividends received from affiliated issuers (Note 5)			$1,095,616
Interest			27,219
Investment income allocated from affiliated partnerships (Note 5)			706,058
TOTAL INCOME			1,828,893
Expenses:
Investment adviser fee (Note 5)		$444,336
Administrative personnel and services fee (Note 5)		94,740
Custodian fees		4,420
Transfer and dividend disbursing agent fees and expenses		71,307
Directors'/Trustees' fees		2,169
Auditing fees		15,598
Legal fees		2,704
Portfolio accounting fees		27,207
Distribution services fee--Select Shares (Note 5)		178,626
Shareholder services fee--Institutional Shares (Note 5)		75,255
Shareholder services fee--Select Shares (Note 5)		59,174
Share registration costs		15,299
Printing and postage		8,080
Insurance premiums		3,698
Miscellaneous		3,014
EXPENSES BEFORE ALLOCATION		1,005,627
Expenses allocated from partnerships		22,137
TOTAL EXPENSES		1,027,764
Waivers and Reimbursements (Note 5):
Reimbursement of investment adviser fee	$(91,508)
Waiver of administrative personnel and services fee	(16,860)
Waiver of distribution services fee--Select Shares	(59,542)
Waiver of shareholder services fee--Institutional Shares	(48,586)
Reimbursement of other operating expenses	(14,491)
Reimbursement of shareholder services fee--Institutional Shares	(8,955)
TOTAL WAIVERS AND REIMBURSEMENTS		(239,942)
Net expenses			787,822
Net investment income			1,041,071
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (including realized gain of $1,330,212 on sales of investments in affiliated issuers)			404,365
Net realized gain allocated from partnerships			3,731,361
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			(2,771,066)
Net realized and unrealized gain on investments and foreign currency transactions			1,364,660
Change in net assets resulting from operations			$2,405,731

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2006	Year Ended 11/30/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,041,071	$1,895,304
Net realized gain on investments including allocations from partnerships, foreign currency transactions and future contracts	4,135,726	2,819,483
Net change in unrealized appreciation/depreciation of investments, translation of assets and liabilities in foreign currency and futures contracts	(2,771,066)	1,185,903
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,405,731	5,900,690
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(718,626)	(1,491,313)
Select Shares	(315,938)	(602,641)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,034,564)	(2,093,954)
Share Transactions:
Proceeds from sale of shares	10,545,601	19,544,500
Net asset value of shares issued to shareholders in payment of distributions declared	906,081	1,842,847
Cost of shares redeemed	(21,269,902)	(49,007,824)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(9,818,220)	(27,620,477)
Change in net assets	(8,447,053)	(23,813,741)
Net Assets:
Beginning of period	120,751,497	144,565,238
End of period (including undistributed net investment income of $441,037 and $434,530, respectively)	$112,304,444	$120,751,497

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2006 (unaudited)

1. ORGANIZATION

Federated Managed Allocation Portfolios (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Moderate Allocation Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Select Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is to seek capital appreciation with income as a secondary objective.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values fixed income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For U.S. Treasury and agency securities, prices furnished by an independent pricing service are intended to be indicative of the bid prices currently offered to institutional investors for the securities. Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Prices furnished by an independent pricing service for municipal bonds are intended to be indicative of the bid prices currently offered to institutional investors for the securities. For other fixed-income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may also invest in the following open-end management companies (Fund Investments), registered under the Act which are managed by Federated Equity Management Company of Pennsylvania or its affiliates.

Fund	Investment Objective
Federated Intermediate Corporate Bond Fund, IS Shares (Intermediate Corporate Bond)	To provide current income.
Federated International Bond Fund, Class A Shares (International Bond)	To obtain total return.
Federated International Capital Appreciation Fund, Class A Shares (International Capital Appreciation)	To provide long-term growth of capital.
Federated Mortgage Core Portfolio (Mortgage Core)	To provide total return.
Federated U.S. Government Securities Fund 2-5 Years, IS Shares (Gov 2-5)	To provide current income.
Federated U.S. Government Bond Fund (Government Bond)	To pursue total return.
High Yield Bond Portfolio (HYCORE)	To seek high current income.

Income distributions from Intermediate Corporate Bond, Mortgage Core, Gov 2-5, Government Bond, and HYCORE are declared daily and paid monthly. Income distributions from International Bond and International Capital Appreciation are declared and paid annually. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of the Fund Investments, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. The performance of the Fund is directly affected by the performance of the Fund Investments. A copy of each Fund Investment's financial statements is available on the EDGAR Database on the SEC's website at www.sec.gov, at the Commission's public reference room in Washington, DC, or upon request from the Fund by calling 1-800-341-7400.

Pursuant to a separate Exemptive Order issued by the SEC, the Fund may also invest in the following portfolios (Portfolios) of Core Trust II, a limited partnership registered under the Act which is managed by Federated Investment Counseling, an affiliate of the Adviser:

Fund	Investment Objective
Capital Appreciation Core Fund (Capital Core)	To provide capital appreciation.
Emerging Markets Fixed Income Core Fund (EMCORE)	To achieve total return and secondarily to achieve high current income.

The Fund records daily its proportionate share of income, expenses, unrealized gains and losses and realized gains and losses from the Portfolios. The performance of the Fund is directly affected by the performance of the Portfolios. A copy of each Portfolio's financial statements is available on the EDGAR Database on the SEC's website, at the Commission's public reference room in Washington, DC, or upon request from the Fund by calling 1-800-341-7400.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gain and Losses, Expenses, and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights, differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund may purchase stock (bond) index futures contracts to manage cashflows, enhance yield and to potentially reduce transaction costs. Upon entering into a stock (bond) index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. For the six months ended May 31, 2006, the Fund had no net realized gains or losses on futures contracts.

Futures contracts outstanding at period end, if any, are listed after the Fund's portfolio of investments.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. At May 31, 2006, the Fund had no outstanding foreign currency commitments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 5/31/2006		Year Ended 11/30/2005
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	616,626	$7,664,641	1,144,318	$13,717,684
Shares issued to shareholders in payment of distributions declared	48,877	604,934	105,775	1,271,497
Shares redeemed	(1,147,919)	(14,284,784)	(2,796,490)	(33,603,917)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(482,416)	$(6,015,209)	(1,546,397)	$(18,614,736)

	Six Months Ended 5/31/2006		Year Ended 11/30/2005
Select Shares:	Shares	Amount	Shares	Amount
Shares sold	231,914	$2,880,960	487,120	$5,826,816
Shares issued to shareholders in payment of distributions declared	24,364	301,147	47,565	571,350
Shares redeemed	(562,326)	(6,985,118)	(1,283,224)	(15,403,907)
NET CHANGE RESULTING FROM SELECT SHARE TRANSACTIONS	(306,048)	$(3,803,011)	(748,539)	$(9,005,741)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(788,464)	$(9,818,220)	(2,294,936)	$(27,620,477)

4. FEDERAL TAX INFORMATION

At May 31, 2006, the cost of investments for federal tax purposes was $105,971,226. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $7,363,122. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $8,223,274 and net unrealized depreciation from investments for those securities having an excess of cost over value of $860,152.

At November 30, 2005, the Fund had a capital loss carryforward of $5,209,946 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2010.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive/reimburse any portion of its fee. The Adviser can modify or terminate this voluntary waiver/reimbursement at any time at its sole discretion. For the six months ended May 31, 2006, the Adviser voluntarily reimbursed $91,508 of its fee.

Certain of the Fund's assets are managed by Federated Investment Management Company (the "Sub-Adviser"). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended May 31, 2006, the Sub-Adviser earned a sub-adviser fee of $48,154.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2006, the net fee paid to FAS was 0.131% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Select Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of 0.75% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2006, FSC voluntarily waived $59,542 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2006, FSC retained $1,767 of fees paid by the Fund.

The Fund may invest in other funds distributed by FSC under the Plan. FSC has agreed to reimburse the Fund for certain distribution fees received by FSC as a result of these transactions. For the six months ended May 31, 2006, FSC voluntarily reimbursed $559 of its fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Select Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. In addition, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary waiver and/or reimbursement can be modified or terminated at any time. For the six months ended May 31, 2006, FSSC voluntarily waived $48,586 of its fee and voluntarily reimbursed $8,955 of shareholder services fees. For the six months ended May 31, 2006, FSSC did not receive any fees paid by the Fund.

The Fund may invest in other funds serviced by FSSC under this Agreement. FSSC has agreed to reimburse the Fund for certain shareholder services fees received by FSSC as a result of these transactions. For the six months ended May 31, 2006, FSSC voluntarily reimbursed $13,932 of its fee.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other mutual funds. Transactions with affiliated companies during the six months ended May 31, 2006, are as follows:

Affiliates	Balance of Shares Held 11/30/2005	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 5/31/2006	Value at 5/31/2006	Dividend Income/ Allocated Investment Income
Capital Appreciation Core Fund	5,913,171	--	512,929	5,400,242	$66,088,004	$683,025
Emerging Markets Fixed Income Core Fund	30,899	14,375	17,582	27,692	$512,964	$23,033
Federated Intermediate Corporate Bond Fund	1,007,566	63,892	277,937	793,521	$7,760,634	$221,944
Federated International Bond Fund	165,714	47,719	75,400	138,033	$1,505,941	$76,726
Federated International Capital Appreciation Fund	910,545	--	174,841	735,704	$8,563,596	$90,144
Federated Mortgage Core Portfolio	1,194,877	201,546	48,731	1,347,692	$13,032,178	$332,521
Federated U.S. Government Bond Fund	380,898	233,251	20,935	593,214	$6,341,462	$100,020
Federated U.S. Government Securities Fund 2-5 Years	829,935	21,654	255,020	596,569	$6,407,148	$174,369
High Yield Bond Portfolio	359,346	2,671	61,210	300,807	$2,021,421	$99,892
TOTAL OF AFFILIATED TRANSACTIONS	10,792,951	585,108	1,444,585	9,933,474	$112,233,348	$1,801,674

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2006, were as follows:

Purchases	$6,147,000
Sales	$15,990,935

7. CONCENTRATION OF CREDIT RISK

The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. The economic developments within a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an effect on the liquidity and volatility of the portfolio securities.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Evaluation and Approval of Advisory Contract

FEDERATED MODERATE ALLOCATION FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract and subadvisory contract at meetings held in May 2006. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract and subadvisory contract.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract and subadvisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds ( e.g. , institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for both the one and three year periods ending December 31, 2005. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314212606
Cusip 314212507

G00515-01 (7/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Target ETF Fund 2015

Established 2006

A Portfolio of Federated Managed Allocation Portfolios

1ST SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2006

Class A Shares
Class K Shares
Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout the Period)

	Period Ended (unaudited) 5/31/2006	[1]
Net Asset Value, Beginning of Period	$10.00
Income From Investment Operations:
Net investment income	0.02	[2]
Net unrealized loss on investments	(0.20)
TOTAL FROM INVESTMENT OPERATIONS	(0.18)
Net Asset Value, End of Period	$9.82
Total Return [3]	(1.80)%

Ratios to Average Net Assets:
Net expenses	0.60	% [4]
Net investment income	0.93	% [4]
Expense waiver/reimbursement [5]	392.97	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$56
Portfolio turnover	0%

1 Reflects operations for the period from April 6, 2006 (date of initial public investment) May 31, 2006.

2 Based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class K Shares

(For a Share Outstanding Throughout the Period)

	Period Ended (unaudited) 5/31/2006	[1]
Net Asset Value, Beginning of Period:	$10.00
Income From Investment Operations:
Net investment income	0.04	[2]
Net unrealized loss on investments	(0.22)
TOTAL FROM INVESTMENT OPERATIONS	(0.18)
Net Asset Value, End of Period	$9.82
Total Return [3]	(1.80)%

Ratios to Average Net Assets:
Net expenses	1.00	% [4]
Net investment income	0.53	% [4]
Expense waiver/reimbursement [5]	392.97	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$0	[6]
Portfolio turnover	0%

1 Reflects operations for the period from April 6, 2006 (date of initial public investment) to May 31, 2006.

2 Based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

6 Represents less than $1,000.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout the Period)

	Period Ended (unaudited) 5/31/2006	[1]
Net Asset Value, Beginning of Period	$10.00
Income From Investment Operations:
Net investment income	0.02	[2]
Net unrealized loss on investments	(0.20)
TOTAL FROM INVESTMENT OPERATIONS	(0.18)
Net Asset Value, End of Period	$9.82
Total Return [3]	(1.80)%

Ratios to Average Net Assets:
Net expenses	0.35	% [4]
Net investment income	1.18	% [4]
Expense waiver/reimbursement [5]	392.97	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$99
Portfolio turnover	0%

1 Reflects operations for the period from April 6, 2006 (date of initial public investment) to May 31, 2006.

2 Based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2005 1 to May 31, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 12/1/2005	Ending Account Value 5/31/2006	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$982.00	$0.91
Class K Shares	$1,000	$982.00	$1.52
Institutional Shares	$1,000	$982.00	$0.53
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,021.94	$3.02
Class K Shares	$1,000	$1,019.95	$5.04
Institutional Shares	$1,000	$1,023.19	$1.77

1 "Actual" expense information for the Fund's Class A Shares, Class K Shares and Institutional Shares is for the period from April 6, 2006 (date of initial public investment) to May 31, 2006. Actual expenses are equal to the annualized expense ratio of the respective Share Class, multiplied by 56/365 (to reflect the period from initial public investment to May 31, 2006). "Hypothetical" expense information for Class A Shares, Class K Shares and Institutional Shares is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 182/365 (to reflect the full half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.60%
Class K Shares	1.00%
Institutional Shares	0.35%

Portfolio of Investments Summary Table

At May 31, 2006, the Fund's portfolio composition 1 was as follows:

Asset Class	Percentage of Total Net Assets
Domestic Stock ETF Funds	45.1%
Fixed Income ETF Funds	36.0%
Foreign Stock ETF Funds	16.9%
Other Assets and Liabilities--Net [2]	2.0%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

May 31, 2006 (unaudited)

Shares		Value
	EXCHANGE TRADED MUTUAL FUNDS--98.0%
570	iShares Lehman Aggregate Bond Fund	$55,849
400	iShares MSCI EAFE Index Fund	26,172
430	iShares S&P 500 Index Fund	54,855
150	iShares S&P MidCap 400 Index Fund	11,520
60	iShares S&P SmallCap 600 Index Fund	3,740
	TOTAL INVESTMENTS--98.0% (IDENTIFIED COST $155,375) [1]	152,136
	OTHER ASSETS AND LIABILITIES - NET--2.0%	3,156
	TOTAL NET ASSETS--100%	$155,292

1 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2006.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2006 (unaudited)

Assets:
Total investments in securities, at value (identified cost $155,375)		$152,136
Cash		23,342
TOTAL ASSETS		175,478
Liabilities:
Payable for transfer and dividend disbursing agent fees and expenses	$19,627
Payable for shareholder services fee (Note 5)	14
Accrued expenses	545
TOTAL LIABILITIES		20,186
Net assets for 15,813 shares outstanding		$155,292
Net Assets Consist of:
Paid-in capital		$158,300
Net unrealized depreciation of investments		(3,239)
Undistributed net investment income		231
TOTAL NET ASSETS		$155,292
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
$55,906 ÷ 5,693 shares outstanding, no par value, unlimited shares authorized		$9.82
Offering price per share (100/94.50 of $9.82) [1]		$10.39
Redemption proceeds per share		$9.82
Class K Shares:
$98.19 ÷ 10 shares outstanding, no par value, unlimited shares authorized		$9.82
Institutional Shares:
$99,288 ÷ 10,110 shares outstanding, no par value, unlimited shares authorized		$9.82

See Notes which are an integral part of the Financial Statements

Statement of Operations

Period Ended May 31, 2006 (unaudited) 1

Investment Income:
Dividends			$213
Interest			105
TOTAL INCOME			318
Expenses:
Investment adviser fee (Note 5)		$52
Administrative personnel and services fee (Note 5)		35,287
Custodian fees		660
Transfer and dividend disbursing agent fees and expenses--Class A Shares		4,762
Transfer and dividend disbursing agent fees and expenses--Class K Shares		15
Transfer and dividend disbursing agent fees and expenses--Institutional Shares		14,849
Auditing fees		4,160
Legal fees		411
Portfolio accounting fees		7,224
Shareholder services fee--Class A Shares (Note 5)		14
Share registration costs		7,199
Printing and postage		4,414
Insurance premiums		1,782
Miscellaneous		647
TOTAL EXPENSES		81,476
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(52)
Waiver of administrative personnel and services fee	(35,287)
Reimbursement of other operating expenses	(46,050)
TOTAL WAIVERS AND REIMBURSEMENT		(81,389)
Net expenses			$87
Net investment income			231
Net change in unrealized depreciation of investments			(3,239)
Change in net assets resulting from operations			$(3,008)

1 Reflects operations for the period from April 6, 2006 (date of initial public investment) to May 31, 2006.

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Period Ended (unaudited) 5/31/2006 [1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$231
Net change in unrealized appreciation/depreciation of investments	(3,239)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(3,008)
Share Transactions:
Proceeds from sale of shares	158,300
Change in net assets	155,292
Net Assets:
Beginning of period	--
End of period (including undistributed net investment income of $231)	$155,292

1 Reflects operations for the period from April 6, 2006 (date of initial public investment) to May 31, 2006.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2006 (unaudited)

1. ORGANIZATION

Federated Managed Allocation Portfolios (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Target ETF Fund 2015 (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A Shares, Class K Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek capital appreciation and current income consistent with its current asset allocation which will emphasize a decreasing allocation to equity securities as the Fund's target year approaches.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities (including shares of ETFs) are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values fixed-income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For U.S. Treasury and agency securities, prices furnished by an independent pricing service are intended to be indicative of the bid prices currently offered to institutional investors for the securities. Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Prices furnished by an independent pricing service for municipal bonds are intended to be indicative of the bid prices currently offered to institutional investors for the securities. For other fixed-income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses, and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as transfer and dividend disbursing agent, distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Period Ended May 31	2006 [1]
Class A Shares:	Shares	Amount
Shares sold	5,693	$57,100

Period Ended May 31	2006 [1]
Class K Shares:	Shares	Amount
Shares sold	10	$100

Period Ended May 31	2006 [1]
Institutional Shares:	Shares	Amount
Shares sold	10,110	$101,100
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	15,813	$158,300

1 Reflects operations for the period from April 6, 2006 (date of initial public investment) to May 31, 2006.

4. FEDERAL TAX INFORMATION

At May 31, 2006, the cost of investments for federal tax purposes was $155,375. The unrealized depreciation of investments for federal tax purposes was $3,239.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.25% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the period ended May 31, 2006, the Adviser voluntarily waived $52 of its fee and voluntarily reimbursed $46,050 of other operating expenses.

Certain of the Fund's assets are managed by Federated Investment Management Company (the "Sub-Adviser"). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the period ended May 31, 2006, FAS voluntarily waived its entire fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class K Shares	0.50%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intemediaries whose customers purchase shares. For the period ended May 31, 2006, the Fund's Class A Shares did not incur a distribution services fee.

Sales Charges

For the period ended May 31, 2006, FSC did not retain any sales charges from the sale of Class A Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the period ended May 31, 2006, FSSC did not receive any fees paid by the Fund.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the period ended May 31, 2006, were as follows:

Purchases	$155,375
Sales	$--

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Evaluation and Approval of Advisory Contract

FEDERATED TARGET ETF FUND 2015 (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract and subadvisory contracts at meetings held in May 2006. The Board's decision to approve these contracts reflects the exercise of its business judgment on whether to authorize the creation and offering of this new investment vehicle, as proposed by, and based on information provided by, the Federated organization, and based on Federated's recommendation to go forward with development of the Fund.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract and subadvisory contract.

The Board also considered the anticipated compensation and benefits to be received by the Adviser and subadviser. This includes fees to be received for services provided to the Fund by other entities in the Federated organization and research services that may be received by the Adviser from brokers that execute fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in working with Federated on matters relating to other Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. The Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the nature, quality and extent of the advisory and other services to be provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's anticipated investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund will compete. In this regard, the Senior Officer also reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the fees charged by other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

Because the Board was considering the advisory contract in the context of Federated's proposal to create a new fund, the factors mentioned above relating to such matters as any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund, are essentially impossible to apply before the Fund has experienced any meaningful operating history. Nevertheless, in connection with the Board's governance of other Federated funds, it should be noted that the Board regularly receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the other Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades, as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses and have indicated to the Board their intention to do so in the future, where appropriate.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. As noted, not all of the factors and considerations identified above were relevant to the Fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that, based upon the information requested and supplied, Federated's proposal to establish and manage the Fund, and its past performance and actions in providing services to other mutual funds, provide a satisfactory basis to support the business decision to approve the proposed arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314212853
Cusip 314212838
Cusip 314212846

35123 (7/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Target ETF Fund 2025

Established 2006

A Portfolio of Federated Managed Allocation Portfolios

1ST SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2006

Class A Shares
Class K Shares
Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout the Period)

	Period Ended (unaudited) 5/31/2006	[1]
Net Asset Value, Beginning of Period:	$10.00
Income From Investment Operations:
Net investment income	0.01	[2]
Net unrealized loss on investments	(0.18)
TOTAL FROM INVESTMENT OPERATIONS	(0.17)
Net Asset Value, End of Period	$9.83
Total Return [3]	(1.70)%

Ratios to Average Net Assets:
Net expenses	0.60	% [4]
Net investment income	0.36	% [4]
Expense waiver/reimbursement [5]	399.09	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$140
Portfolio turnover	0%

1 Reflects operations for the period from April 6, 2006 (date of initial public investment) to May 31, 2006.

2 Based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class K Shares

(For a Share Outstanding Throughout the Period)

	Period Ended (unaudited) 5/31/2006	[1]
Net Asset Value, Beginning of Period	$10.00
Income From Investment Operations:
Net investment income (loss)	(0.00	) [2,3]
Net unrealized loss on investments	(0.17)
TOTAL FROM INVESTMENT OPERATIONS	(0.17)
Net Asset Value, End of Period	$9.83
Total Return [4]	(1.70)%

Ratios to Average Net Assets:
Net expenses	1.00	% [5]
Net investment income (loss)	(0.03	)% [5]
Expense waiver/reimbursement [6]	399.09	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$0	[7]
Portfolio turnover	0%

1 Reflects operations for the period from April 6, 2006 (date of initial public investment) to May 31, 2006.

2 Represents less than $0.01.

3 Based on average shares outstanding.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

7 Represents less than $1,000.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout the Period)

	Period Ended (unaudited) 5/31/2006	[1]
Net Asset Value, Beginning of Period	$10.00
Income From Investment Operations:
Net investment income	0.01	[2]
Net unrealized loss on investments	(0.18)
TOTAL FROM INVESTMENT OPERATIONS	(0.17)
Net Asset Value, End of Period	$9.83
Total Return [3]	(1.70)%

Ratios to Average Net Assets:
Net expenses	0.35	% [4]
Net investment income	0.62	% [4]
Expense waiver/reimbursement [5]	399.09	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$99
Portfolio turnover	0%

1 Reflects operations for the period from April 6, 2006 (date of initial public investment) to May 31, 2006.

2 Based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2005 1 to May 31, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 12/1/2005	Ending Account Value 5/31/2006	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$ 983.00	$0.91
Class K Shares	$1,000	$ 983.00	$1.52
Institutional Shares	$1,000	$ 983.00	$0.53
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,021.94	$3.02
Class K Shares	$1,000	$1,019.95	$5.04
Institutional Shares	$1,000	$1,023.19	$1.77

1 "Actual" expense information for the Fund's Class A Shares, Class K Shares and Institutional Shares is for the period from April 6, 2006 (date of initial public investment) to May 31, 2006. Actual expenses are equal to the annualized expense ratio of the respective Share Class, multiplied by 56/365 (to reflect the period from initial public investment to May 31, 2006). "Hypothetical" expense information for Class A Shares, Class K Shares and Institutional Shares is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 182/365 (to reflect the full half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.60%
Class K Shares	1.00%
Institutional Shares	0.35%

Portfolio of Investments Summary Table

At May 31, 2006, the Fund's portfolio composition 1 was as follows:

Asset Class	Percentage of Total Net Assets
Domestic Stock ETF Funds	52.5%
Foreign Stock ETF Funds	21.9%
Fixed Income ETF Funds	18.4%
Other Assets and Liabilities--Net [2]	7.2%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

May 31, 2006 (unaudited)

Shares		Value
	EXCHANGE TRADED MUTUAL FUNDS--92.8%
450	iShares Lehman Aggregate Bond Fund	$44,091
800	iShares MSCI EAFE Index Fund	52,344
800	iShares S&P 500 Index Fund	102,056
170	iShares S&P MidCap 400 Index Fund	13,056
170	iShares S&P SmallCap 600 Index Fund	10,596
	TOTAL INVESTMENTS--92.8% (IDENTIFIED COST $225,809) [1]	222,143
	OTHER ASSETS AND LIABILITIES - NET--7.2%	17,328
	TOTAL NET ASSETS--100%	$239,471

1 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2006.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2006 (unaudited)

Assets:
Total investments in securities, at value (identified cost $225,809)		$222,143
Cash		23,268
Receivable for shares sold		14,508
TOTAL ASSETS		259,919
Liabilities:
Payable for transfer and dividend disbursing agent fees and expenses	$19,626
Payable for shareholder services fee (Note 5)	13
Accrued expenses	809
TOTAL LIABILITIES		20,448
Net assets for 24,354 shares outstanding		$239,471
Net Assets Consist of:
Paid-in capital		$243,023
Net unrealized depreciation of investments		(3,666)
Undistributed net investment income		114
TOTAL NET ASSETS		$239,471
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
$139,960 ÷ 14,234 shares outstanding, no par value, unlimited shares authorized		$9.83
Offering price per share (100/94.50 of $9.83) [1]		$10.40
Redemption proceeds per share		$9.83
Class K Shares:
$98.25 ÷ 10 shares outstanding, no par value, unlimited shares authorized		$9.83
Institutional Shares:
$99,413 ÷ 10,110 shares outstanding, no par value, unlimited shares authorized		$9.83

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Period Ended May 31, 2006 (unaudited) 1

Investment Income:
Dividends			$79
Interest			121
TOTAL INCOME			200
Expenses:
Investment adviser fee (Note 5)		$51
Administrative personnel and services fee (Note 5)		35,287
Custodian fees		661
Transfer and dividend disbursing agent fees and expenses--Class A Shares		3,381
Transfer and dividend disbursing agent fees and expenses--Class K Shares		16
Transfer and dividend disbursing agent fees and expenses--Institutional Shares		16,229
Auditing fees		4,160
Legal fees		411
Portfolio accounting fees		7,822
Shareholder services fee--Class A Shares (Note 5)		13
Share registration costs		7,199
Printing and postage		4,414
Insurance premiums		1,782
Miscellaneous		647
TOTAL EXPENSES		82,073
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(51)
Waiver of administrative personnel and services fee	(35,287)
Reimbursement of other operating expenses	(46,649)
TOTAL WAIVERS AND REIMBURSEMENT		(81,987)
Net expenses			$86
Net investment income			114
Net change in unrealized depreciation of investments			(3,666)
Change in net assets resulting from operations			$(3,552)

1 Reflects operations for the period from April 6, 2006 (date of initial public investment) to May 31, 2006.

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Period Ended (unaudited) 5/31/2006 [1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$114
Net change in unrealized appreciation/depreciation of investments	(3,666)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(3,552)
Share Transactions:
Proceeds from sale of shares	243,023
Change in net assets	239,471
Net Assets:
Beginning of period	--
End of period (including undistributed net investment income of $114)	$239,471

1 Reflects operations for the period from April 6, 2006 (date of initial public investment) to May 31, 2006.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2006 (unaudited)

1. ORGANIZATION

Federated Managed Allocation Portfolios (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Target ETF Fund 2025 (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A Shares, Class K Shares, and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek capital appreciation and current income consistent with its current asset allocation which will emphasize a decreasing allocation to equity securities as the Fund's target year approaches.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities (including shares of ETFs) are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values fixed income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For U.S. Treasury and agency securities, prices furnished by an independent pricing service are intended to be indicative of the bid prices currently offered to institutional investors for the securities. Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Prices furnished by an independent pricing service for municipal bonds are intended to be indicative of the bid prices currently offered to institutional investors for the securities. For other fixed-income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as transfer and dividend disbursing agent, distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Period Ended May 31	2006 [1]
Class A Shares:	Shares	Amount
Shares sold	14,234	$141,823

Period Ended May 31	2006 [1]
Class K Shares:	Shares	Amount
Shares sold	10	$100

Period Ended May 31	2006 [1]
Institutional Shares:	Shares	Amount
Shares sold	10,110	$101,100
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	24,354	$243,023

1 Reflects operations for the period from April 6, 2006 (date of initial public investment) to May 31, 2006.

4. FEDERAL TAX INFORMATION

At May 31, 2006, the cost of investments for federal tax purposes was $225,809. The unrealized depreciation of investments for federal tax purposes was $3,666.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.25% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the period ended May 31, 2006, the Adviser voluntarily waived $51 of its fee and voluntarily reimbursed $46,649 of other operating expenses.

Certain of the Fund's assets are managed by Federated Investment Management Company (the "Sub-Adviser"). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the period ended May 31, 2006, FAS voluntarily waived its entire fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class K Shares	0.50%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the period ended May 31, 2006, the Fund's Class A Shares did not incur a distribution services fee.

Sales Charges

For the period ended May 31, 2006, FSC retained $75 in sales charges from the sale of Class A Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the period ended May 31, 2006, FSSC did not receive any fees paid by the Fund.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the period ended May 31, 2006, were as follows:

Purchases	$225,809
Sales	$--

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Evaluation and Approval of Advisory Contract

FEDERATED TARGET ETF FUND 2025 (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract and subadvisory contracts at meetings held in May 2006. The Board's decision to approve these contracts reflects the exercise of its business judgment on whether to authorize the creation and offering of this new investment vehicle, as proposed by, and based on information provided by, the Federated organization, and based on Federated's recommendation to go forward with development of the Fund.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract and subadvisory contract.

The Board also considered the anticipated compensation and benefits to be received by the Adviser and subadviser. This includes fees to be received for services provided to the Fund by other entities in the Federated organization and research services that may be received by the Adviser from brokers that execute fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in working with Federated on matters relating to other Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. The Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the nature, quality and extent of the advisory and other services to be provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's anticipated investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund will compete. In this regard, the Senior Officer also reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the fees charged by other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

Because the Board was considering the advisory contract in the context of Federated's proposal to create a new fund, the factors mentioned above relating to such matters as any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund, are essentially impossible to apply before the Fund has experienced any meaningful operating history. Nevertheless, in connection with the Board's governance of other Federated funds, it should be noted that the Board regularly receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the other Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades, as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses and have indicated to the Board their intention to do so in the future, where appropriate.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. As noted, not all of the factors and considerations identified above were relevant to the Fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that, based upon the information requested and supplied, Federated's proposal to establish and manage the Fund, and its past performance and actions in providing services to other mutual funds, provide a satisfactory basis to support the business decision to approve the proposed arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314212820
Cusip 314212796
Cusip 314212812

35124 (7/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Target ETF Fund 2035

Established 2006

A Portfolio of Federated Managed Allocation Portfolios

1ST SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2006

Class A Shares
Class K Shares
Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout the Period)

	Period Ended (unaudited) 5/31/2006	[1]
Net Asset Value, Beginning of Period	$10.00
Income From Investment Operations:
Net investment income	0.00	[2]
Net unrealized loss on investments	(0.23)
TOTAL FROM INVESTMENT OPERATIONS	(0.23)
Net Asset Value, End of Period	$ 9.77
Total Return [3]	(2.30)%

Ratios to Average Net Assets:
Net expenses	0.60	% [4]
Net investment income	0.14	% [4]
Expense waiver/reimbursement [5]	408.93	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$96
Portfolio turnover	0%

1 Reflects operations for the period from April 6, 2006 (date of initial public investment) May 31, 2006.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class K Shares

(For a Share Outstanding Throughout the Period)

	Period Ended (unaudited) 5/31/2006	[1]
Net Asset Value, Beginning of Period	$10.00
Income From Investment Operations:
Net investment income (loss)	(0.00)	[2]
Net unrealized loss on investments	(0.23)
TOTAL FROM INVESTMENT OPERATIONS	(0.23)
Net Asset Value, End of Period	$ 9.77
Total Return [3]	(2.30)%

Ratios to Average Net Assets:
Net expenses	1.00	% [4]
Net investment income (loss)	(0.26	)% [4]
Expense waiver/reimbursement [5]	408.93	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$0	[6]
Portfolio turnover	0%

1 Reflects operations for the period from April 6, 2006 (date of initial public investment) to May 31, 2006.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

6 Represents less than $1,000.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout the Period)

	Period Ended (unaudited) 5/31/2006	[1]
Net Asset Value, Beginning of Period	$10.00
Income From Investment Operations:
Net investment income	0.01
Net unrealized loss on investments	(0.24)
TOTAL FROM INVESTMENT OPERATIONS	(0.23)
Net Asset Value, End of Period	$ 9.77
Total Return [2]	(2.30)%

Ratios to Average Net Assets:
Net expenses	0.35	% [3]
Net investment income	0.39	% [3]
Expense waiver/reimbursement [4]	408.93	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$99
Portfolio turnover	0%

1 Reflects operations for the period from April 6, 2006 (date of initial public investment) to May 31, 2006.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2005 1 to May 31, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 12/1/2005	Ending Account Value 5/31/2006	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$ 977.00	$0.91
Class K Shares	$1,000	$ 977.00	$1.52
Institutional Shares	$1,000	$ 977.00	$0.53
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,024.94	$3.02
Class K Shares	$1,000	$1,019.95	$5.04
Institutional Shares	$1,000	$1,023.19	$1.77

1 "Actual" expense information for the Fund's Class A Shares, Class K Shares, and Institutional Shares is for the period from April 6, 2006 (date of initial public investment) to May 31, 2006. Actual expenses are equal to the annualized net expense ratio of the respective Share Class, multiplied by 56/365 (to reflect the period from initial public investment to May 31, 2006). "Hypothetical" expense information for Class A Shares, Class K Shares, and Institutional Shares is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 182/365 (to reflect the full half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.60%
Class K Shares	1.00%
Institutional Shares	0.35%

Portfolio of Investments Summary Table

At May 31, 2006, the Fund's portfolio composition 1 was as follows:

Asset Class	Percentage of Total Net Assets
Domestic Stock ETF Funds	59.1%
Foreign Stock ETF Funds	23.5%
Fixed Income ETF Funds	10.6%
Other Assets and Liabilities--Net [2]	6.8%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

May 31, 2006 (unaudited)

Shares		Value
	EXCHANGE TRADED MUTUAL FUNDS--93.2%
210	iShares Lehman Aggregate Bond Fund	$20,576
700	iShares MSCI EAFE Index Fund	45,801
730	iShares S&P 500 Index Fund	93,126
150	iShares S&P MidCap 400 Index Fund	11,520
165	iShares S&P SmallCap 600 Index Fund	10,284
	TOTAL INVESTMENTS--93.2% (IDENTIFIED COST $185,433) [1]	181,307
	OTHER ASSETS AND LIABILITIES - NET--6.8%	13,270
	TOTAL NET ASSETS--100%	$194,577

1 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2006.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2006 (unaudited)

Assets:
Total investments in securities, at value (identified cost $185,433)		$181,307
Cash		23,289
Receivable for shares sold		9,623
TOTAL ASSETS		214,219
Liabilities:
Payable for shareholder services fee (Note 5)	$11
Accrued expenses	19,631
TOTAL LIABILITIES		19,642
Net assets for 19,910 shares outstanding		$194,577
Net Assets Consist of:
Paid-in capital		$198,639
Net unrealized depreciation of investments		(4,126)
Undistributed net investment income		64
TOTAL NET ASSETS		$194,577
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($95,676 ÷ 9,790 shares outstanding), no par value, unlimited shares authorized		$ 9.77
Offering price per share (100/94.50 of $9.77) [1]		$10.34
Redemption proceeds per share		$ 9.77
Class K Shares:
$97.69 ÷ 10 shares outstanding, no par value, unlimited shares authorized		$ 9.77
Institutional Shares:
$98,803 ÷ 10,110 shares outstanding, no par value, unlimited shares authorized		$ 9.77

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Period Ended May 31, 2006 (unaudited) 1

Investment Income:
Dividends			$41
Interest			104
TOTAL INCOME			145
Expenses:
Investment adviser fee (Note 5)		$49
Administrative personnel and services fee (Note 5)		35,288
Custodian fees		660
Transfer and dividend disbursing agent fees and expenses--Class A Shares		3,695
Transfer and dividend disbursing agent fees and expenses--Class K Shares		16
Transfer and dividend disbursing agent fees and expenses--Institutional Shares		15,914
Auditing fees		4,160
Legal fees		411
Portfolio accounting fees		5,988
Shareholder services fee--Class A Shares (Note 5)		11
Share registration costs		7,199
Printing and postage		4,414
Insurance premiums		1,782
Miscellaneous		647
TOTAL EXPENSES		80,234
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(49)
Waiver of administrative personnel and services fee	(35,288)
Reimbursement of other operating expenses	(44,816)
TOTAL WAIVERS AND REIMBURSEMENT		(80,153)
Net expenses			81
Net investment income			64
Net change in unrealized depreciation of investments			(4,126)
Change in net assets resulting from operations			$(4,062)

1 Reflects operations for the period from April 6, 2006 (date of initial public investment) to May 31, 2006.

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Period Ended (unaudited) 5/31/2006 [1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$64
Net change in unrealized appreciation/depreciation of investments	(4,126)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(4,062)
Share Transactions:
Proceeds from sale of shares	198,639
Change in net assets	194,577
Net Assets:
Beginning of period	--
End of period (including undistributed net investment income of $64)	$194,577

1 Reflects operations for the period from April 6, 2006 (date of initial public investment) to May 31, 2006.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2006 (unaudited)

1. ORGANIZATION

Federated Managed Allocation Portfolios (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Target ETF Fund 2035 (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A Shares, Class K Shares, and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek capital appreciation and current income consistent with its current asset allocation which will emphasize a decreasing allocation to equity securities as the Fund's target year approaches.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities (including shares of ETFs) are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values fixed income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For U.S. Treasury and agency securities, prices furnished by an independent pricing service are intended to be indicative of the bid prices currently offered to institutional investors for the securities. Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Prices furnished by an independent pricing service for municipal bonds are intended to be indicative of the bid prices currently offered to institutional investors for the securities. For other fixed-income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as transfer and dividend disbursing agent, distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Period Ended May 31	2006 [1]
Class A Shares:	Shares	Amount
Shares sold	9,790	$97,439

Period Ended May 31	2006 [1]
Class K Shares:	Shares	Amount
Shares sold	10	$100

Period Ended May 31	2006 [1]
Institutional Shares:	Shares	Amount
Shares sold	10,110	$101,100
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	19,910	$198,639

1 Reflects operations for the period from April 6, 2006 (date of initial public investment) to May 31, 2006.

4. FEDERAL TAX INFORMATION

At May 31, 2006, the cost of investments for federal tax purposes was $185,433. The unrealized depreciation of investments for federal tax purposes was $4,126.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.25% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the period ended May 31, 2006, the Adviser voluntarily waived $49 of its fee and voluntarily reimbursed $44,816 of other operating expenses.

Certain of the Fund's assets are managed by Federated Investment Management Company (the "Sub-Adviser"). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the period ended May 31, 2006, FAS voluntarily waived its entire fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class K Shares	0.50%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the period ended May 31, 2006, the Fund's Class A Shares did not incur a distribution services fee.

Sales Charges

For the period ended May 31, 2006, FSC retained $96 in sales charges from the sale of Class A Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the period ended May 31, 2006, FSSC did not receive any fees paid by the Fund.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the period ended May 31, 2006, were as follows:

Purchases	$185,434
Sales	$--

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Evaluation and Approval of Advisory Contract

FEDERATED TARGET ETF FUND 2035 (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract and subadvisory contracts at meetings held in May 2006. The Board's decision to approve these contracts reflects the exercise of its business judgment on whether to authorize the creation and offering of this new investment vehicle, as proposed by, and based on information provided by, the Federated organization, and based on Federated's recommendation to go forward with development of the Fund.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract and subadvisory contract.

The Board also considered the anticipated compensation and benefits to be received by the Adviser and subadviser. This includes fees to be received for services provided to the Fund by other entities in the Federated organization and research services that may be received by the Adviser from brokers that execute fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in working with Federated on matters relating to other Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. The Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the nature, quality and extent of the advisory and other services to be provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's anticipated investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund will compete. In this regard, the Senior Officer also reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the fees charged by other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

Because the Board was considering the advisory contract in the context of Federated's proposal to create a new fund, the factors mentioned above relating to such matters as any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund, are essentially impossible to apply before the Fund has experienced any meaningful operating history. Nevertheless, in connection with the Board's governance of other Federated funds, it should be noted that the Board regularly receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the other Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades, as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses and have indicated to the Board their intention to do so in the future, where appropriate.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. As noted, not all of the factors and considerations identified above were relevant to the Fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that, based upon the information requested and supplied, Federated's proposal to establish and manage the Fund, and its past performance and actions in providing services to other mutual funds, provide a satisfactory basis to support the business decision to approve the proposed arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314212788
Cusip 314212762
Cusip 314212770

35125 (7/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment
            Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Managed Allocation Portfolios

By          /S/ Richard A. Novak
            Richard A. Novak, Principal
Financial Officer
                            (insert name and title)

Date        July 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue
            J. Christopher Donahue, Principal Executive Officer

Date        July 25, 2006

By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer

Date        July 25, 2006